Multi-Manager Alternative Strategies Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO Ltd.(a),(b),(c)
Series 2024-10A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 07/22/2037	7.081%	450,000	450,400
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	388,000	355,090
Allegro CLO Ltd.(a),(b)
Series 2016 Class C
3-month Term SOFR + 2.700% Floor 2.700% 04/25/2037	7.997%	550,000	551,381
Allegro CLO XII Ltd.(a),(b)
Series 2020-1A Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/21/2032	7.286%	250,000	250,576
AMMC CLO Ltd.(a),(b)
Series 2016-18A Class BR
3-month Term SOFR + 1.862% Floor 1.600% 05/26/2031	7.198%	600,000	600,289
Series 2021-24A Class B
3-month Term SOFR + 2.012% Floor 1.750% 01/20/2035	7.336%	350,000	351,204
Apidos CLO XXV(a),(b)
Series 2025-RR Class A2R2
3-month Term SOFR + 1.800% Floor 1.800% 10/20/2031	7.125%	500,000	502,154
BlueMountain CLO Ltd.(a),(b)
Series 2016-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 11/15/2030	7.284%	525,000	525,525
BlueMountain Fuji US CLO I Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.762% Floor 1.500% 07/20/2029	7.086%	375,000	375,266
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A2
3-month Term SOFR + 1.862% Floor 1.600% 10/20/2030	7.186%	500,000	501,193
Carvana Auto Receivables Trust(a),(d),(e),(f)
Series 2023-N3 Class R
09/10/2030	0.000%	2,000	634,000
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Funding VII CLO Ltd.(a),(b)
Series 207 Class B
3-month Term SOFR + 1.662% Floor 1.400% 01/21/2031	6.986%	500,000	500,199
CIFC Funding Ltd.(a),(b)
Series 2023-2A Class B
3-month Term SOFR + 2.600% Floor 2.600% 01/21/2037	7.934%	450,000	455,116
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month Term SOFR + 1.864% Floor 1.750%, Cap 15.000% 09/01/2033	7.194%	271,593	269,160
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	130,000	124,248
DB Master Finance LLC(a)
Series 2019-1A Class A2II
05/20/2049	4.021%	180,975	174,568
Dryden CLO Ltd.(a),(b)
Series 2020-85A Class AR
3-month Term SOFR + 1.412% Floor 1.150% 10/15/2035	6.740%	800,000	801,777
Elmwood CLO Ltd.(a),(c),(g)
Series 2024-6A Class B
07/17/2037	6.000%	500,000	500,444
Hotwire Funding LLC(a)
Series 2024-1A Class A2
06/20/2054	5.893%	545,000	545,991
J.G. Wentworth XXXVII LLC(a)
Subordinated Series 2016-1A Class B
06/17/2069	5.190%	618,474	562,169
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	172,236	172,038
LAD Auto Receivables Trust(a)
Subordinated Series 2023-2A Class D
02/15/2031	6.300%	550,000	539,737
Madison Park Funding XXIX Ltd.(a),(b)
Series 2024-29A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/18/2030	7.127%	450,000	451,279
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	14,861	14,836

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(b)
Series 2014-1 Class A3
30-day Average SOFR + 0.624% Floor 0.510% 06/25/2031	5.948%	244,225	239,023
OCCU Auto Receivables Trust(a)
Series 2022-1 Class A3
10/15/2027	5.500%	350,000	348,877
OCP CLO Ltd.(a),(b)
Series 2021-21A Class B
3-month Term SOFR + 1.962% Floor 1.700% 07/20/2034	7.286%	300,000	300,774
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class AR
3-month Term SOFR + 1.300% Floor 1.300% 02/24/2037	6.627%	475,000	475,594
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month Term SOFR + 2.012% Floor 1.750% 01/20/2034	7.336%	250,000	250,450
Rad CLO Ltd.(a),(b)
Series 2023-22A Class D
3-month Term SOFR + 5.000% Floor 5.000% 01/20/2037	10.372%	250,000	253,842
Series 2024-7A Class B1R
3-month Term SOFR + 1.900% Floor 1.900% 04/17/2036	7.217%	500,000	503,082
Rockford Tower CLO Ltd.(a),(b)
Series 2017-3A Class B
3-month Term SOFR + 1.732% Floor 1.470% 10/20/2030	7.056%	450,000	450,126
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	7.236%	448,279	449,261
Sabey Data Center Issuer LLC(a)
Series 2020-1 Class A2
04/20/2045	3.812%	470,000	459,157
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	6.810%	740,000	742,430
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	7.260%	169,364	169,489
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	7.460%	500,000	490,542
Series 2012-1 Class A3
30-day Average SOFR + 1.064% Floor 0.950% 09/25/2028	6.388%	268,098	264,237
Subordinated Series 2004-10 Class B
90-day Average SOFR + 0.632% Floor 0.370% 01/25/2040	5.980%	259,329	244,083
Subordinated Series 2012-7 Class B
30-day Average SOFR + 1.914% Floor 1.800% 09/25/2043	7.238%	550,000	550,000
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	553,125	542,405
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	282,900	257,061
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	583,833	521,583
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	199,548	180,195
Series 2020-3A Class A
09/20/2045	2.110%	239,880	217,111
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	155,100	139,944
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	490,000	487,025
Vantage Data Centers LLC(a)
Series 2020-1A Class A2
09/15/2045	1.645%	395,000	371,860
Total Asset-Backed Securities — Non-Agency (Cost $18,794,084)			19,116,791

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(g),(h)
Series 2019-P002 Class X
07/25/2033	1.014%	705,000	40,895
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(g),(h)
CMO Series K057 Class X1
07/25/2026	1.159%	5,062,056	91,962
Series 2018-K732 Class X3
05/25/2046	2.173%	1,350,000	31,562
Series K039 Class X3 (FHLMC)
08/25/2042	2.057%	1,520,000	15,032
Series K043 Class X3
02/25/2043	1.634%	3,951,044	36,739
Series K051 Class X3
10/25/2043	1.613%	2,100,000	44,133
Series K060 Class X3
12/25/2044	1.897%	1,350,000	55,864
Series K0728 Class X3
11/25/2045	1.995%	1,975,000	10,010
Series KC07 Class X1
09/25/2026	0.715%	3,831,744	37,854
Series KL05 Class X1HG
12/25/2027	1.223%	2,400,000	89,855
Series KLU3 Class X1
01/25/2031	1.918%	1,572,652	140,626
Series KS06 Class X
08/25/2026	1.047%	2,572,592	33,481
Series Q004 Class XFL
05/25/2044	0.242%	1,162,083	42,921
Federal National Mortgage Association(g),(h)
Series 2016-M11B Class X2
07/25/2039	3.054%	424,006	5,939
Series 2016-M4 Class X2
01/25/2039	2.677%	309,494	1,609
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	102,602
Freddie Mac Multifamily Structured Pass-Through Certificates(g),(h)
Series K096 Class X3 (FHLMC)
07/25/2029	2.042%	3,390,000	286,825
FREMF Mortgage Trust(a),(b)
Subordinated Series 2019-KF71 Class B
30-day Average SOFR + 2.414% Floor 2.300% 10/25/2029	7.742%	283,808	262,601
Government National Mortgage Association(g),(h)
CMO Series 2014-103 Class IO
05/16/2055	0.190%	1,033,393	5,436
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-4 Class IO
05/16/2052	0.000%	1,691,820	17
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,847,608)			1,335,963

Commercial Mortgage-Backed Securities - Non-Agency 5.2%

1211 Avenue of the Americas Trust(a),(g)
Subordinated Series 2015-1211 Class B
08/10/2035	4.092%	380,000	363,037
225 Liberty Street Trust(a),(g),(h)
Series 2016-225L Class X
02/10/2036	0.875%	5,000,000	57,167
245 Park Avenue Trust(a)
Series 2017-245P Class A
06/05/2037	3.508%	288,000	263,738
BAMLL Commercial Mortgage Securities Trust(a),(g)
Series 2018-PARK Class A
08/10/2038	4.091%	95,000	87,271
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Series 2015-200P Class A
04/14/2033	3.218%	270,000	260,843
BDS Ltd.(a),(b)
Series 2021-FL8 Class A
1-month Term SOFR + 1.034% Floor 0.920% 01/18/2036	6.353%	221,335	220,719
BFLD Trust(a),(b)
Series 2021-FPM Class A
1-month Term SOFR + 1.714% Floor 1.600% 06/15/2038	7.031%	288,000	288,000
BOCA Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BOCA Class B
1-month Term SOFR + 2.319% Floor 2.319% 05/15/2039	7.636%	100,000	100,060
BX Commercial Mortgage Trust(a),(b)
Series 2021-CIP Class A
1-month Term SOFR + 1.035% Floor 0.921% 12/15/2038	6.352%	425,000	422,610
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	6.131%	385,000	382,367
Series 2024-XL5 Class A
1-month Term SOFR + 1.392% Floor 1.392% 03/15/2041	6.708%	292,490	292,673

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-VOLT Class F
1-month Term SOFR + 2.514% Floor 2.400% 09/15/2036	7.831%	245,000	242,856
Subordinated Series 2021-MFM1 Class B
1-month Term SOFR + 1.064% Floor 0.950% 01/15/2034	6.381%	547,877	544,136
Subordinated Series 2021-SOAR Class E
1-month Term SOFR + 1.914% Floor 1.800% 06/15/2038	7.231%	350,695	347,627
Subordinated Series 2022-LP2 Class C
1-month Term SOFR + 1.560% Floor 1.562% 02/15/2039	6.879%	359,782	356,410
BX Trust(a),(b)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2041	7.407%	356,000	355,778
Series 2022-GPA Class A
1-month Term SOFR + 2.165% Floor 2.165% 08/15/2039	7.487%	487,790	489,925
Subordinated Series 2021-LBA Class DJV
1-month Term SOFR + 1.714% Floor 1.600% 02/15/2036	7.031%	550,000	540,891
Subordinated Series 2021-LBA Class EJV
1-month Term SOFR + 2.114% Floor 2.000% 02/15/2036	7.431%	240,000	236,400
Subordinated Series 2022-GPA Class B
1-month Term SOFR + 2.664% Floor 2.664% 08/15/2041	7.977%	118,252	118,696
Subordinated Series 2022-PSB Class C
1-month Term SOFR + 3.697% Floor 3.697% 08/15/2039	9.014%	335,156	336,832
Subordinated Series 2024-BIO Class D
1-month Term SOFR + 3.639% 02/15/2041	8.956%	463,000	463,000
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	198,705
Series 2022-CLS Class A
10/13/2027	5.760%	150,000	148,762
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CAMB Commercial Mortgage Trust(a),(b)
Series 2019-LIFE Class A
1-month Term SOFR + 1.184% Floor 1.070% 12/15/2037	6.688%	330,000	329,690
Citigroup Commercial Mortgage Trust(g),(h)
Series 2016-P3 Class XA
04/15/2049	1.647%	8,646,904	154,241
Citigroup Commercial Mortgage Trust(a),(g)
Series 2023-SMRT Class A
06/10/2028	6.015%	135,000	135,763
COMM Mortgage Trust(a),(g),(h)
Series 2020-CBM Class XCP
02/10/2037	0.601%	3,134,666	6,698
Series 2020-SBX Class X
01/10/2038	0.585%	11,501,000	84,615
Commercial Mortgage Trust(g),(h)
Series 2012-CR4 Class XA
10/15/2045	1.144%	672,393	7
CoreVest American Finance Trust(a),(g),(h)
Series 2019-3 Class XA
10/15/2052	2.010%	134,801	1,351
Series 2020-1 Class XA
03/15/2050	2.497%	443,870	12,912
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	265,000	240,817
CSAIL Commercial Mortgage Trust(g),(h)
Series 2015-C3 Class XA
08/15/2048	0.658%	8,592,773	37,135
CSMC Trust(a),(g),(h)
Series 2021-980M Class X
07/15/2031	0.991%	6,982,000	125,115
CSMC Trust(a),(g)
Subordinated Series 2021-B33 Class B
10/10/2043	3.645%	423,000	355,397
DBGS Mortgage Trust(g)
Subordinated Series 2018-C1 Class AM
10/15/2051	4.626%	542,000	501,720
Del Amo Fashion Center Trust(a),(g)
Subordinated Series 2017-AMO Class C
06/05/2035	3.636%	420,000	371,052
DOLP Trust(a),(g)
Subordinated Series 2021-NYC Class D
05/10/2041	3.704%	500,000	366,738
DROP Mortgage Trust(a),(b)
Subordinated Series 2021-FILE Class B
1-month Term SOFR + 1.814% Floor 1.700% 10/15/2043	7.131%	311,000	283,010
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ELP Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-ELP Class C
1-month Term SOFR + 1.434% Floor 1.320% 11/15/2038	6.751%	349,593	346,753
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	207,355	194,776
Series 2021-SFR3 Class F2
12/17/2038	3.832%	820,000	731,867
Fontainebleau Miami Beach Trust(a)
Subordinated Series 2019-FBLU Class B
12/10/2036	3.447%	435,810	426,946
Fontainebleau Miami Beach Trust(a),(g)
Subordinated Series 2019-FBLU Class E
12/10/2036	3.963%	310,000	301,661
Grace Trust(a)
Subordinated Series 2020-GRCE Class B
12/10/2040	2.600%	500,000	402,849
Great Wolf Trust(a),(b)
Series 2024-WOLF Class B
1-month Term SOFR + 2.091% Floor 2.091% 03/15/2039	7.412%	540,000	540,337
Series 2024-WOLF Class C
1-month Term SOFR + 2.391% Floor 2.391% 03/15/2039	7.712%	360,000	360,225
GS Mortgage Securities Corp II(a),(g)
Series 2017-375H Class A
09/10/2037	3.475%	460,000	418,647
GS Mortgage Securities Trust(a),(g),(h)
Series 2020-UPTN Class XA
02/10/2037	0.352%	1,750,000	2,252
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	76,881	70,694
Hudson Yards Mortgage Trust(a),(g)
Series 2019-55HY Class F
12/10/2041	2.943%	85,000	61,049
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class B
1-month Term SOFR + 3.286% Floor 3.286% 08/15/2037	8.603%	150,000	151,627
JPMBB Commercial Mortgage Securities Trust(g),(h)
Series 2014-C21 Class XA
08/15/2047	0.821%	354,208	4
Series 2014-C23 Class XA
09/15/2047	0.541%	1,948,688	335
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-C26 Class XA
01/15/2048	0.917%	4,301,137	3,252
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	334,405
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010% Floor 5.010% 04/15/2037	10.327%	224,544	157,461
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	6.612%	530,000	520,718
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794% Floor 1.794% 05/15/2039	7.111%	605,000	591,378
MHC Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MHC Class B
1-month Term SOFR + 1.215% Floor 1.101% 04/15/2038	6.532%	452,993	450,165
Morgan Stanley Bank of America Merrill Lynch Trust(g),(h)
Series 2015-C26 Class XA
10/15/2048	0.959%	8,740,802	49,037
Series 2016-C31 Class XA
11/15/2049	1.262%	2,033,267	44,610
Morgan Stanley Capital I Trust(a),(g)
Series 2018-MP Class A
07/11/2040	4.276%	212,000	184,844
Natixis Commercial Mortgage Securities Trust(a),(g),(h)
Series 2020-2PAC Class XA
12/15/2038	1.395%	937,398	3,368
Series 2020-2PAC Class XB
12/15/2038	0.957%	2,665,000	6,767
Natixis Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.316%	60,000	45,282
NRTH Mortgage Trust(a),(b)
Series 2024-PARK Class A
1-month Term SOFR + 1.641% 03/15/2041	6.958%	362,000	362,339
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class AJ
1-month Term SOFR + 1.364% Floor 1.250% 01/15/2036	6.681%	372,000	353,483

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PGA Trust(a),(b),(c),(d),(e)
Subordinated Series 2024-RSR2 Class B
1-month Term SOFR + 2.390% Floor 2.390% 06/15/2026	7.690%	670,000	668,744
Progress Residential Trust(a)
Subordinated Series 2021-SFR7 Class E2
08/17/2040	2.640%	788,000	664,307
Subordinated Series 2021-SFR9 Class E1
11/17/2040	2.811%	910,000	783,622
Subordinated Series 2022-SFR1 Class F
02/17/2041	4.880%	600,000	524,851
Subordinated Series 2024-SFR3 Class D
06/17/2041	3.500%	450,000	395,280
SCOTT Trust(a)
Subordinated Series 2023-SFS Class AS
03/15/2040	6.204%	100,000	97,463
SFAVE Commercial Mortgage Securities Trust(a),(g)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	425,000	360,253
Series 2015-5AVE Class A2B
01/05/2043	4.144%	35,000	28,999
Subordinated Series 2015-5AVE Class C
01/05/2043	4.388%	345,000	250,348
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class B
1-month Term SOFR + 1.350% Floor 1.350% 01/15/2039	6.667%	350,000	346,281
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	7.267%	430,000	423,559
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	8.017%	350,000	343,095
STWD FL1 Ltd.(a),(b)
Series 2019 Class AS
1-month Term SOFR + 1.514% Floor 1.400% 07/15/2038	6.835%	398,000	390,393
TPGI Trust(a),(b)
Subordinated Series 2021-DGWD Class E
1-month Term SOFR + 2.464% Floor 2.350% 06/15/2026	7.780%	358,400	357,728
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VMC Finance LLC(a),(b)
Series 2021-FL4 Class B
1-month Term SOFR + 1.914% Floor 1.800% 06/18/2036	7.234%	299,000	282,891
Wells Fargo Commercial Mortgage Trust(a),(c),(g)
Series 2024-SVEN Class D
06/10/2037	6.323%	667,000	651,491
Wells Fargo Commercial Mortgage Trust(g)
Subordinated Series 2018-C47 Class AS
09/15/2061	4.673%	560,000	532,401
Wells Fargo Commercial Mortgage Trust(a),(g)
Subordinated Series 2019-JDWR Class D
09/15/2031	3.326%	425,000	396,867
WF-RBS Commercial Mortgage Trust(g),(h)
Series 2014-C24 Class XA
11/15/2047	0.831%	1,903,466	777
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $25,422,717)			24,741,245

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Intelsat Emergence SA(i)	5,865	215,245
Total Communication Services		215,245
Real Estate 0.0%
Real Estate Management & Development 0.0%
China Aoyuan Group Ltd.(i)	12,296	271
China Aoyuan Group Ltd.(i)	30,741	676
Total		947
Total Real Estate		947
Total Common Stocks (Cost $200,239)		216,192

Convertible Bonds 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
Air Canada
07/01/2025	4.000%	210,000	222,589
American Airlines Group, Inc.
07/01/2025	6.500%	490,000	506,344
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwest Airlines Co.
05/01/2025	1.250%	390,000	384,794
Total			1,113,727
Cable and Satellite 0.2%
Liberty Broadband Corp.(a)
03/31/2053	3.125%	755,000	712,871
Liberty Media Corp.(a)
09/30/2053	2.375%	250,000	267,125
Total			979,996
Consumer Cyclical Services 0.1%
Uber Technologies, Inc.(a)
12/01/2028	0.875%	311,000	342,677
Electric 0.3%
CenterPoint Energy, Inc.(a)
08/15/2026	4.250%	485,000	485,000
Emera, Inc.(j)
Junior Subordinated
06/15/2076	6.750%	555,000	551,255
Southern Co. (The)(a)
06/15/2027	4.500%	430,000	437,955
Total			1,474,210
Lodging 0.0%
Marriott Vacations Worldwide Corp.
12/15/2027	3.250%	335,000	303,343
Other Financial Institutions 0.0%
China Aoyuan Group Ltd.(f)
09/30/2028	0.000%	4,395	42
Sunac China Holdings Ltd.(a),(k)
09/30/2032	1.000%	21,847	1,545
Total			1,587
Other Utility 0.1%
American Water Capital Corp.(a)
06/15/2026	3.625%	365,000	358,795
Retailers 0.1%
Burlington Stores, Inc.(a)
12/15/2027	1.250%	235,000	305,310
Total Convertible Bonds (Cost $4,867,713)			4,879,645

Convertible Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Utilities 0.1%
Electric Utilities 0.1%
NextEra Energy, Inc.	6.926%	15,655	708,859
Total Utilities			708,859
Total Convertible Preferred Stocks (Cost $695,869)			708,859

Corporate Bonds & Notes(l) 20.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ABS Other 0.1%
American Tower Trust #1(a)
03/15/2028	5.490%		410,000	409,706
SBA Tower Trust(a)
01/15/2028	6.599%		240,000	243,823
Total				653,529
Aerospace & Defense 0.5%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	97,522
Boeing Co. (The)
05/01/2030	5.150%		940,000	896,729
05/01/2050	5.805%		480,000	429,699
Boeing Co. (The)(a)
05/01/2034	6.528%		90,000	91,228
TransDigm, Inc.(a)
08/15/2028	6.750%		260,000	262,992
12/01/2031	7.125%		730,000	749,548
Total				2,527,718
Airlines 0.6%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		168,625	154,968
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%		710,000	686,668
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		82,049	74,402
Delta Air Lines, Inc.
10/28/2024	2.900%		105,000	103,659
01/15/2026	7.375%		185,000	189,109
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%		1,314,000	1,278,805
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		308,388	284,529
Total				2,772,140

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Apartment REIT 0.1%
American Homes 4 Rent LP
04/15/2052	4.300%		210,000	161,057
Invitation Homes Operating Partnership LP
04/15/2032	4.150%		13,000	11,834
08/15/2033	5.500%		60,000	59,184
01/15/2034	2.700%		190,000	149,448
Total				381,523
Automotive 0.4%
Allison Transmission. Inc.(a)
01/30/2031	3.750%		100,000	86,749
Ford Motor Co.
02/12/2032	3.250%		1,190,000	978,463
Ford Motor Credit Co. LLC
06/14/2024	2.748%	GBP	100,000	127,281
02/16/2028	2.900%		200,000	180,118
06/17/2031	3.625%		400,000	342,461
Total				1,715,072
Banking 3.3%
American Express Co.(j),(m)
	3.550%		85,000	77,714
Bank of America Corp.(j),(m)
	4.375%		80,000	75,010
Bank of America Corp.(j)
10/01/2025	3.093%		345,000	341,829
12/06/2025	1.530%		120,000	117,409
02/04/2028	2.551%		110,000	102,220
06/14/2029	2.087%		50,000	44,097
10/24/2031	1.922%		765,000	620,085
04/22/2032	2.687%		790,000	663,646
Bank of Montreal(j)
11/26/2082	7.325%	CAD	580,000	431,366
Bank of Nova Scotia (The)(j)
10/27/2082	8.625%		415,000	433,435
Capital One Financial Corp.(j)
11/02/2027	1.878%		215,000	196,477
Citigroup, Inc.(j)
03/20/2030	3.980%		520,000	488,947
11/05/2030	2.976%		100,000	88,629
Five Star Bancorp(a),(j)
Subordinated
09/01/2032	6.000%		95,000	84,228
Goldman Sachs Group, Inc. (The)(j)
12/09/2026	1.093%		1,745,000	1,628,854
01/27/2032	1.992%		500,000	403,071
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(a)
01/26/2028	0.250%	EUR	15,000	14,446
11/01/2028	2.000%	EUR	218,000	221,277
HSBC Holdings PLC(j)
06/04/2026	2.099%		720,000	693,974
JPMorgan Chase & Co.(j),(m)
	3.650%		85,000	80,188
JPMorgan Chase & Co.(j)
12/10/2025	1.561%		1,400,000	1,369,617
04/22/2027	1.578%		285,000	265,052
06/01/2029	2.069%		615,000	543,462
Lloyds Banking Group PLC(j)
11/07/2028	3.574%		185,000	173,375
Morgan Stanley(j)
04/28/2026	2.188%		415,000	402,027
01/24/2029	3.772%		510,000	483,297
04/20/2029	5.164%		475,000	471,783
07/20/2029	5.449%		250,000	250,783
PNC Financial Services Group, Inc. (The)(j)
01/24/2034	5.068%		50,000	48,008
10/20/2034	6.875%		180,000	194,948
01/22/2035	5.676%		50,000	49,988
Popular, Inc.
03/13/2028	7.250%		215,000	219,095
Provident Financial Services, Inc.(j)
Subordinated
05/15/2034	9.000%		210,000	211,376
Royal Bank of Canada(j)
05/02/2084	7.500%		610,000	621,214
Santander UK Group Holdings PLC(j)
06/14/2027	1.673%		110,000	101,324
Toronto-Dominion Bank (The)
09/09/2025	2.667%	CAD	601,000	428,370
Toronto-Dominion Bank (The)(j)
10/31/2082	8.125%		430,000	446,151
US Bancorp(j),(m)
	3.700%		345,000	307,267
Webster Financial Corp.(j)
Subordinated
11/01/2030	3.875%		255,000	229,798
Wells Fargo & Co.(j)
02/11/2026	2.164%		545,000	531,659
06/02/2028	2.393%		140,000	128,381
07/25/2029	5.574%		1,180,000	1,187,018
02/11/2031	2.572%		280,000	240,859
Total				15,711,754
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%		195,000	181,008
Building Materials 0.1%
Advanced Drainage Systems, Inc.(a)
06/15/2030	6.375%		70,000	70,127
Cemex SAB de CV(a)
07/11/2031	3.875%		305,000	267,898
Total				338,025
Cable and Satellite 1.1%
Cable One, Inc.(a)
11/15/2030	4.000%		260,000	193,958
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%		15,000	12,773
08/15/2030	4.500%		95,000	78,884
02/01/2031	4.250%		110,000	88,662
Charter Communications Operating LLC/Capital
04/01/2031	2.800%		50,000	40,794
02/01/2032	2.300%		20,000	15,317
02/01/2034	6.650%		40,000	40,465
05/01/2047	5.375%		65,000	52,144
04/01/2048	5.750%		490,000	411,586
07/01/2049	5.125%		690,000	529,613
04/01/2051	3.700%		400,000	244,763
04/01/2053	5.250%		115,000	90,498
CSC Holdings LLC(a)
02/01/2028	5.375%		275,000	193,137
04/01/2028	7.500%		25,000	13,960
01/31/2029	11.750%		12,000	9,552
02/01/2029	6.500%		176,000	118,905
12/01/2030	4.625%		55,000	23,092
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%		150,000	140,852
LCPR Senior Secured Financing DAC(a)
07/15/2029	5.125%		400,000	335,450
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%		375,000	276,028
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%		550,000	461,113
09/01/2031	3.875%		220,000	175,759
Tele Columbus AG(a),(k)
01/01/2029	10.000%	EUR	101,390	74,102
Time Warner Cable LLC
09/01/2041	5.500%		540,000	450,479
Virgin Media Finance PLC(a)
07/15/2030	5.000%		400,000	332,317
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	510,000	462,106
08/15/2030	4.500%	200,000	167,594
VZ Secured Financing BV(a)
01/15/2032	5.000%	340,000	288,727
Total			5,322,630
Chemicals 0.2%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	200,000	167,475
EverArc Escrow Sarl(a)
10/30/2029	5.000%	212,000	188,059
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%	455,000	376,754
11/15/2040	3.268%	5,000	3,543
12/01/2050	3.468%	25,000	16,351
International Flavors & Fragrances, Inc.
06/01/2047	4.375%	5,000	3,840
09/26/2048	5.000%	75,000	63,731
Total			819,753
Construction Machinery 0.3%
OT Merger Corp.(a)
10/15/2029	7.875%	267,000	139,449
United Rentals North America, Inc.
01/15/2028	4.875%	150,000	144,457
07/15/2030	4.000%	365,000	327,009
02/15/2031	3.875%	345,000	303,478
United Rentals North America, Inc.(a)
12/15/2029	6.000%	300,000	298,520
Total			1,212,913
Consumer Cyclical Services 0.1%
Match Group, Inc.(a)
08/01/2030	4.125%	150,000	130,554
Uber Technologies, Inc.(a)
11/01/2026	8.000%	245,000	247,573
VT Topco, Inc.(a)
08/15/2030	8.500%	175,000	182,851
Total			560,978
Consumer Products 0.1%
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	94,000	91,499
Energizer Holdings, Inc.(a)
12/31/2027	6.500%	150,000	148,695
03/31/2029	4.375%	40,000	35,520
Prestige Brands, Inc.(a)
04/01/2031	3.750%	207,000	177,594

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spectrum Brands, Inc.(a)
07/15/2030	5.500%		85,000	84,941
03/15/2031	3.875%		5,000	4,606
Total				542,855
Diversified Manufacturing 0.0%
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	97,229
Electric 0.9%
AES Corp. (The)(a)
07/15/2030	3.950%		35,000	31,608
AES Corp. (The)(j)
01/15/2055	7.600%		305,000	307,238
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		405,000	349,580
Arizona Public Service Co.
08/15/2034	5.700%		545,000	544,691
Black Hills Corp.
05/15/2034	6.150%		360,000	365,881
Dominion Energy, Inc.(j)
06/01/2054	7.000%		210,000	216,428
02/01/2055	6.875%		65,000	65,904
DPL, Inc.
07/01/2025	4.125%		370,000	361,651
Duke Energy Progress LLC
03/15/2033	5.250%		215,000	213,708
12/01/2044	4.150%		225,000	181,609
E.ON SE(a)
11/07/2031	0.625%	EUR	170,000	148,848
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%		480,000	479,605
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	207,544
NSTAR Electric Co.
05/15/2027	3.200%		520,000	494,574
Southern Co. (The)
07/01/2026	3.250%		184,000	176,643
Southwestern Electric Power Co.
11/01/2051	3.250%		85,000	54,138
Total				4,199,650
Environmental 0.0%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%		127,000	125,098
Finance Companies 0.3%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%		250,000	225,841
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Air Lease Corp.(j),(m)
	4.125%	255,000	226,221
Air Lease Corp.
03/01/2025	3.250%	160,000	156,860
Avolon Holdings Funding Ltd.(a)
07/01/2024	3.950%	45,000	44,916
02/15/2025	2.875%	195,000	190,585
11/18/2027	2.528%	399,000	356,335
FirstCash, Inc.(a)
03/01/2032	6.875%	100,000	99,318
GGAM Finance Ltd.(a)
02/15/2027	8.000%	260,000	267,452
Total			1,567,528
Food and Beverage 1.0%
Becle SAB de CV(a)
10/14/2031	2.500%	205,000	161,400
Bimbo Bakeries USA, Inc.(a)
01/09/2036	5.375%	440,000	426,591
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	555,000	542,653
H-Food Holdings LLC/Hearthside Finance Co., Inc.(a)
06/01/2026	8.500%	145,000	11,080
JBS SA/Food Co./Finance, Inc.
12/01/2031	3.750%	390,000	338,501
01/15/2032	3.625%	440,000	377,879
04/01/2033	5.750%	170,000	167,618
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	278,000	292,568
11/15/2053	7.250%	116,000	126,707
Kraft Heinz Foods Co.
01/26/2039	6.875%	135,000	149,574
06/01/2046	4.375%	620,000	508,681
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%	240,000	271,547
MARB BondCo PLC(a)
01/29/2031	3.950%	400,000	325,071
NBM US Holdings, Inc.(a)
05/14/2026	7.000%	200,000	200,070
Post Holdings, Inc.(a)
01/15/2028	5.625%	515,000	502,960
12/15/2029	5.500%	225,000	214,564
09/15/2031	4.500%	65,000	57,704
Total			4,675,168
Gaming 0.4%
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	191,000	182,976
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	90,000	89,183
06/01/2028	5.750%	80,000	79,801
01/15/2029	5.300%	20,000	19,595
01/15/2030	4.000%	20,000	18,132
01/15/2031	4.000%	105,000	93,362
MGM Resorts International
10/15/2028	4.750%	20,000	18,703
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	185,000	154,397
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%	159,000	110,789
VICI Properties LP
02/15/2030	4.950%	24,000	23,021
05/15/2032	5.125%	567,000	537,283
VICI Properties LP/Note Co., Inc.(a)
01/15/2028	4.500%	29,000	27,759
12/01/2029	4.625%	185,000	173,449
08/15/2030	4.125%	450,000	405,360
Total			1,933,810
Health Care 1.1%
180 Medical, Inc.(a)
10/15/2029	3.875%	201,000	180,747
Baylor Scott & White Holdings
11/15/2026	2.650%	500,000	462,142
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	197,000	187,430
Embecta Corp.(a)
02/15/2030	5.000%	270,000	223,262
Hackensack Meridian Health, Inc.
07/01/2057	4.500%	300,000	256,148
HCA, Inc.
09/15/2025	7.580%	125,000	127,683
12/01/2027	7.050%	115,000	121,134
09/01/2028	5.625%	100,000	100,540
09/01/2030	3.500%	1,554,000	1,390,799
04/01/2034	5.600%	680,000	673,964
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%	372,000	264,243
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	390,000	329,751
Option Care Health, Inc.(a)
10/31/2029	4.375%	160,000	145,757
Prime Healthcare Services, Inc.(a)
11/01/2025	7.250%	187,000	187,578
Providence Service Corp. (The)(a)
11/15/2025	5.875%	30,000	29,839
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	178,272
Thermo Fisher Scientific, Inc.
03/01/2028	0.500%	EUR	315,000	305,784
Total				5,165,073
Healthcare Insurance 0.3%
Centene Corp.
12/15/2029	4.625%		55,000	51,773
02/15/2030	3.375%		650,000	572,617
10/15/2030	3.000%		585,000	497,288
03/01/2031	2.500%		445,000	362,960
Total				1,484,638
Healthcare REIT 0.1%
Healthcare Realty Holdings LP
01/15/2028	3.625%		63,000	57,866
03/15/2030	2.400%		40,000	32,648
03/15/2031	2.050%		56,000	42,928
Healthcare Trust of America Holdings LP
02/15/2030	3.100%		35,000	30,403
03/15/2031	2.000%		160,000	125,635
Total				289,480
Independent Energy 1.1%
Aker BP ASA(a)
01/15/2030	3.750%		430,000	393,905
Civitas Resources, Inc.(a)
07/01/2031	8.750%		395,000	422,026
Continental Resources, Inc.(a)
01/15/2031	5.750%		326,000	320,884
04/01/2032	2.875%		888,000	719,754
Encana Corp.
08/15/2034	6.500%		495,000	515,871
02/01/2038	6.500%		260,000	267,398
EQT Corp.(a)
05/15/2031	3.625%		745,000	653,539
EQT Corp.
02/01/2034	5.750%		285,000	282,534
Occidental Petroleum Corp.
09/01/2030	6.625%		580,000	606,002
01/01/2031	6.125%		285,000	291,249
05/01/2031	7.500%		195,000	214,740
09/15/2036	6.450%		90,000	93,722
Petrorio Luxembourg Sarl(a)
06/09/2026	6.125%		200,000	196,093
Southwestern Energy Co.(j)
01/23/2025	5.700%		4,000	3,987

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Var Energi ASA(a)
01/15/2028	7.500%		200,000	210,372
Total				5,192,076
Integrated Energy 0.3%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	215,000	151,044
06/15/2037	5.250%		25,000	23,556
11/15/2039	6.750%		878,000	939,939
06/15/2047	5.400%		285,000	262,808
Total				1,377,347
Leisure 0.2%
Carnival Corp.(a)
03/01/2027	5.750%		285,000	279,816
01/15/2030	5.750%	EUR	160,000	177,100
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%		89,000	84,356
Royal Caribbean Cruises Ltd.(a)
04/01/2028	5.500%		495,000	483,603
Total				1,024,875
Life Insurance 0.1%
Athene Global Funding(a)
03/08/2027	3.205%		95,000	88,276
08/19/2028	1.985%		395,000	341,951
Total				430,227
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%		351,000	332,041
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%		483,000	409,900
Hyatt Hotels Corp.(j)
04/23/2030	5.750%		451,000	458,173
Travel + Leisure Co.(a)
12/01/2029	4.500%		380,000	346,071
Total				1,546,185
Media and Entertainment 0.5%
Netflix, Inc.
02/15/2025	5.875%		285,000	285,516
News Corp.(a)
05/15/2029	3.875%		745,000	676,000
Scripps Escrow, Inc.(a)
07/15/2027	5.875%		30,000	19,400
Warnermedia Holdings, Inc.
03/15/2042	5.050%		305,000	252,090
03/15/2052	5.141%		813,000	641,541
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WMG Acquisition Corp(a)
02/15/2031	3.000%	655,000	555,783
Total			2,430,330
Metals and Mining 0.5%
ATI, Inc.
08/15/2030	7.250%	92,000	94,513
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	1,045,000	1,033,962
Freeport-McMoRan, Inc.
08/01/2030	4.625%	265,000	253,310
11/14/2034	5.400%	280,000	274,038
03/15/2043	5.450%	815,000	768,716
Total			2,424,539
Midstream 1.1%
Cheniere Energy Partners LP
03/01/2031	4.000%	735,000	663,972
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	65,000	66,290
Enbridge, Inc.
11/15/2029	3.125%	395,000	355,659
Enbridge, Inc.(j)
01/15/2084	8.500%	465,000	498,333
Energy Transfer LP(j),(m)
	6.625%	336,000	317,593
Energy Transfer LP(j)
05/15/2054	8.000%	350,000	364,208
Ferrellgas LP/Finance Corp.(a)
04/01/2029	5.875%	194,000	183,569
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	162,080	137,358
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	147,984
Kinder Morgan, Inc.
12/01/2034	5.300%	145,000	140,349
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2032	8.375%	70,000	71,279
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	100,000	93,085
Sunoco LP/Finance Corp.
05/15/2029	4.500%	225,000	206,858
TMS Issuer Sarl(a)
08/23/2032	5.780%	300,000	304,521
TransCanada PipeLines Ltd.
04/15/2030	4.100%	635,000	595,802
03/01/2034	4.625%	5,000	4,643
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	80,000	71,608
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	139,000	133,817
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	196,000	176,715
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	165,000	179,053
Western Midstream Operating LP(j)
02/01/2030	4.050%	445,000	412,922
Total			5,125,618
Natural Gas 0.1%
KeySpan Gas East Corp.(a)
03/06/2033	5.994%	420,000	419,742
Office REIT 0.1%
Boston Properties LP
10/01/2026	2.750%	38,000	35,404
Hudson Pacific Properties LP
11/01/2027	3.950%	82,000	70,437
02/15/2028	5.950%	5,000	4,295
04/01/2029	4.650%	155,000	121,313
01/15/2030	3.250%	115,000	80,401
Total			311,850
Oil Field Services 0.0%
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	180,000	180,031
Other Financial Institutions 0.1%
Add Hero Holdings Ltd.(k)
09/30/2029	8.500%	33,630	973
09/30/2030	9.000%	25,993	556
09/30/2031	9.800%	34,050	728
China Aoyuan Group Ltd.(f),(m)
	0.000%	49,185	368
China Aoyuan Group Ltd.(k)
09/30/2031	5.500%	19,043	147
Greystar Real Estate Partners LLC(a)
09/01/2030	7.750%	87,000	91,679
Icahn Enterprises LP/Finance Corp.
09/15/2024	4.750%	50,000	50,006
05/15/2027	5.250%	150,000	137,733
02/01/2029	4.375%	58,000	48,408
Icahn Enterprises LP/Finance Corp.(a)
06/15/2030	9.000%	35,000	34,559
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunac China Holdings Ltd.(a),(k)
09/30/2025	6.000%	18,113	2,412
09/30/2026	6.250%	18,135	2,190
09/30/2027	6.500%	36,316	4,036
09/30/2028	6.750%	54,539	5,773
09/30/2029	7.000%	54,605	5,243
09/30/2030	7.250%	25,684	2,373
Total			387,184
Other Industry 0.2%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	103,000	98,775
Duke University
10/01/2046	3.299%	228,000	167,215
Massachusetts Institute of Technology
07/01/2050	2.989%	370,000	256,337
President and Fellows of Harvard College
10/15/2050	2.517%	505,000	315,499
Total			837,826
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%	155,000	126,990
Extra Space Storage LP
06/01/2031	2.550%	35,000	28,801
10/15/2031	2.400%	30,000	24,446
03/15/2032	2.350%	150,000	118,809
Host Hotels & Resorts LP
12/15/2029	3.375%	315,000	279,832
09/15/2030	3.500%	115,000	101,435
Lexington Realty Trust
09/15/2030	2.700%	135,000	112,522
Total			792,835
Packaging 0.6%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	3.250%	220,000	193,100
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	60,000	51,004
08/15/2027	5.250%	206,000	121,376
08/15/2027	5.250%	20,000	11,792
Ball Corp.
03/15/2026	4.875%	86,000	84,585
03/15/2028	6.875%	475,000	484,743
08/15/2030	2.875%	945,000	798,352
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	24,000	23,602
07/15/2027	5.625%	125,000	123,387
Berry Global, Inc.
04/15/2028	5.500%	360,000	357,836

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Berry Global, Inc.(a)
01/15/2034	5.650%		120,000	117,086
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%		94,000	92,475
Sealed Air Corp.(a)
09/15/2025	5.500%		357,000	355,275
04/15/2029	5.000%		100,000	94,869
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		140,000	137,978
Total				3,047,460
Paper 0.0%
Clearwater Paper Corp.(a)
08/15/2028	4.750%		100,000	93,267
Graphic Packaging International LLC(a)
07/15/2027	4.750%		93,000	90,151
Total				183,418
Pharmaceuticals 0.3%
1375209 BC Ltd.(a)
01/30/2028	9.000%		180,000	174,521
Allergan Funding SCS
11/15/2028	2.625%	EUR	100,000	99,702
Bayer US Finance II LLC(a)
12/15/2025	4.250%		100,000	97,596
12/15/2028	4.375%		174,000	164,211
06/25/2038	4.625%		520,000	432,404
Bayer US Finance LLC(a)
11/21/2053	6.875%		255,000	264,311
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		295,000	255,306
Kevlar SpA(a)
09/01/2029	6.500%		206,000	188,066
Total				1,676,117
Property & Casualty 0.3%
Acrisure LLC/Finance, Inc.(a)
02/15/2029	4.250%		120,000	109,215
08/01/2029	6.000%		40,000	36,466
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%		185,000	185,273
Aon Corp.
05/15/2030	2.800%		230,000	200,505
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	250,000	223,436
Farmers Exchange Capital III(a),(j)
Subordinated
10/15/2054	5.454%		300,000	249,490
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Farmers Insurance Exchange(a),(j)
Subordinated
11/01/2057	4.747%		100,000	73,566
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month Term SOFR + 2.552% 12/15/2024	7.881%		450,000	451,406
Total				1,529,357
Refining 0.0%
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		209,165	188,126
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		430,000	399,312
02/15/2029	3.500%		670,000	604,063
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		60,000	53,045
Yum! Brands, Inc.(a)
01/15/2030	4.750%		645,000	609,529
Yum! Brands, Inc.
03/15/2031	3.625%		780,000	679,320
01/31/2032	4.625%		300,000	273,384
Total				2,618,653
Retailers 0.1%
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%		88,000	91,340
Magic MergeCo, Inc.(a)
05/01/2029	7.875%		366,000	248,195
Total				339,535
Stranded Utility 0.1%
Brazos Securitization LLC(a)
09/01/2031	5.014%		173,908	171,676
09/01/2050	5.413%		200,000	198,722
United Electric Securitization LLC(a)
06/01/2031	5.109%		93,580	91,965
Total				462,363
Supranational 0.9%
Asian Development Bank
10/14/2026	3.000%	AUD	135,000	86,845
Asian Infrastructure Investment Bank (The)(a)
12/15/2025	0.200%	GBP	245,000	290,061
European Investment Bank(a)
01/20/2032	0.250%	EUR	470,000	415,588
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Inter-American Development Bank(a)
10/30/2025	2.750%	AUD	330,000	214,355
10/03/2030	4.700%	AUD	365,000	241,456
Inter-American Development Bank
01/29/2026	2.700%	AUD	138,000	89,132
03/01/2029	4.600%	CAD	230,000	173,252
International Bank for Reconstruction & Development
01/16/2025	1.900%	CAD	470,000	338,937
03/16/2026	1.250%	NOK	1,410,000	127,111
06/22/2026	5.000%	NZD	740,000	453,316
01/19/2027	1.800%	CAD	150,000	103,577
09/18/2030	4.250%	CAD	180,000	133,760
08/08/2034	1.200%	EUR	850,000	771,906
International Development Association(a)
02/17/2027	1.750%	NOK	900,000	80,037
International Finance Corp.
09/10/2025	0.375%	NZD	592,000	341,560
International Finance Corp.(a)
10/19/2028	4.600%	AUD	310,000	206,591
Nordic Investment Bank
08/23/2027	3.000%	NOK	1,480,000	135,757
Total				4,203,241
Technology 0.6%
Block, Inc.(a)
05/15/2032	6.500%		85,000	85,795
CDW LLC/Finance Corp.
12/01/2031	3.569%		25,000	21,631
CommScope, Inc.(a)
09/01/2029	4.750%		74,000	52,343
Dell International LLC/EMC Corp.
07/15/2046	8.350%		275,000	351,980
Everi Holdings, Inc.(a)
07/15/2029	5.000%		195,000	189,480
Fidelity National Information Services, Inc.
12/03/2028	1.000%	EUR	210,000	201,672
Gartner, Inc.(a)
10/01/2030	3.750%		300,000	264,245
MSCI, Inc.(a)
09/01/2030	3.625%		745,000	661,474
02/15/2031	3.875%		275,000	245,687
11/01/2031	3.625%		345,000	300,499
08/15/2033	3.250%		90,000	73,985
NCR Corp.(a)
10/01/2030	5.250%		75,000	68,071
Open Text Corp.(a)
12/01/2027	6.900%		70,000	71,772
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Oracle Corp.
04/01/2027	2.800%		100,000	93,554
11/15/2047	4.000%		255,000	193,439
Total				2,875,627
Tobacco 0.2%
BAT Capital Corp.
03/16/2052	5.650%		140,000	125,724
Reynolds American, Inc.
08/15/2045	5.850%		660,000	614,654
Total				740,378
Wireless 1.1%
Altice France SA(a)
10/15/2029	5.500%		148,000	99,408
American Tower Corp.
01/15/2028	0.500%	EUR	220,000	211,132
06/15/2030	2.100%		175,000	145,463
04/15/2031	2.700%		300,000	252,306
Cellnex Telecom SA(a)
06/26/2029	1.875%	EUR	100,000	98,238
Crown Castle International Corp.
02/15/2028	3.800%		385,000	363,378
SBA Communications Corp.
02/15/2027	3.875%		890,000	842,529
02/01/2029	3.125%		475,000	418,783
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		1,004,000	996,629
T-Mobile US, Inc.
04/15/2026	2.625%		119,000	113,021
04/15/2027	3.750%		20,000	19,174
02/01/2028	4.750%		118,000	115,966
02/15/2029	2.625%		220,000	195,871
04/15/2029	3.375%		250,000	229,535
02/15/2031	2.875%		125,000	107,658
04/15/2031	3.500%		360,000	321,701
Vmed O2 UK Financing I PLC(a)
01/31/2031	3.250%	EUR	305,000	287,091
01/31/2031	4.250%		630,000	518,752
Total				5,336,635
Wirelines 0.1%
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	190,771
Cogent Communications Group, Inc.(a)
06/15/2027	7.000%		90,000	89,576
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		118,000	92,043

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Frontier Communications Corp.(a)
05/01/2028	5.000%		170,000	158,787
Frontier Communications Holdings LLC(a)
05/01/2029	6.750%		18,000	16,420
03/15/2031	8.625%		86,000	88,167
Total				635,764
Total Corporate Bonds & Notes (Cost $102,419,769)				98,594,911

Foreign Government Obligations(l),(n) 8.4%

Australia 0.6%
Airservices Australia
11/15/2028	5.400%	AUD	300,000	203,015
New South Wales Treasury Corp.(a)
02/20/2032	1.500%	AUD	790,000	409,959
New South Wales Treasury Corp.
03/08/2033	2.000%	AUD	705,000	367,228
Queensland Treasury Corp.(a)
08/22/2035	4.500%	AUD	320,000	198,073
07/21/2036	5.250%	AUD	955,000	626,068
South Australian Government Financing Authority(a)
05/24/2038	4.750%	AUD	305,000	186,841
Treasury Corp. of Victoria
12/20/2032	4.250%	AUD	510,000	319,683
11/20/2034	2.250%	AUD	215,000	107,646
Treasury Corp. of Victoria(a)
09/15/2036	4.750%	AUD	375,000	232,820
Total				2,651,333
Austria 0.1%
Republic of Austria Government Bond(a)
02/20/2033	2.900%	EUR	300,000	320,573
Brazil 0.3%
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	4,185,000	827,161
01/01/2027	10.000%	BRL	2,325,000	450,681
Brazilian Government International Bond
03/15/2034	6.125%		200,000	194,554
Total				1,472,396
Canada 0.9%
Canadian Government Bond
09/01/2024	1.500%	CAD	295,000	214,678
03/01/2025	1.250%	CAD	1,080,000	773,609
12/01/2030	0.500%	CAD	190,000	114,505
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	99,739
Foreign Government Obligations(l),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
OMERS Finance Trust(a)
03/26/2031	4.750%		250,000	247,564
Ontario Teachers’ Finance Trust(a)
04/16/2031	2.000%		465,000	387,023
Province of Alberta(a)
04/18/2025	0.625%	EUR	290,000	306,555
Province of British Columbia
07/06/2033	4.200%		350,000	332,957
Province of Ontario
12/02/2030	1.350%	CAD	1,109,000	687,989
06/02/2045	3.450%	CAD	380,000	239,300
Province of Ontario(a)
01/31/2034	3.100%	EUR	185,000	197,451
Province of Quebec(a)
04/07/2025	0.200%	EUR	240,000	252,981
Province of Quebec
09/08/2033	4.500%		221,000	214,899
Total				4,069,250
Chile 0.2%
Corp. Nacional del Cobre de Chile(a)
02/02/2033	5.125%		200,000	187,769
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		204,000	207,824
11/04/2044	4.875%		490,000	406,560
Total				802,153
Colombia 0.1%
Colombia Government International Bond
03/15/2029	4.500%		200,000	181,346
04/15/2031	3.125%		580,000	454,704
Total				636,050
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%		200,000	204,692
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/30/2030	4.500%		200,000	181,887
Finland 0.1%
Finland Government Bond(a)
09/15/2033	3.000%	EUR	445,000	478,714
Kuntarahoitus Oyj(b)
3-month NIBOR + 1.250% 01/10/2025	5.970%	NOK	2,000,000	191,968
Total				670,682
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Foreign Government Obligations(l),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Germany 0.2%
Bundesrepublik Deutschland Bundesanleihe(a),(f)
02/15/2031	0.000%	EUR	310,000	283,275
05/15/2035	0.000%	EUR	340,000	275,949
Bundesrepublik Deutschland Bundesanleihe(a)
07/04/2042	3.250%	EUR	130,000	149,178
Kreditanstalt fuer Wiederaufbau(a)
02/17/2027	2.875%	NOK	620,000	56,932
Total				765,334
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%		200,000	191,348
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		200,000	157,168
India 0.4%
Export-Import Bank of India(a)
02/01/2028	3.875%		200,000	190,361
India Government Bond
06/15/2025	5.220%	INR	30,950,000	364,282
04/08/2026	7.270%	INR	3,500,000	42,098
06/20/2027	7.380%	INR	30,330,000	366,581
04/10/2028	7.060%	INR	13,230,000	158,531
04/18/2029	7.100%	INR	16,170,000	194,057
10/07/2029	6.450%	INR	11,000,000	128,253
07/12/2031	6.100%	INR	7,990,000	90,615
02/06/2033	7.260%	INR	28,380,000	344,126
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	177,749
Total				2,056,653
Indonesia 1.3%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%		200,000	195,847
Indonesia Government International Bond(a)
07/18/2024	2.150%	EUR	200,000	216,365
Indonesia Government International Bond
10/15/2030	3.850%		200,000	184,164
03/12/2033	1.100%	EUR	100,000	85,743
03/12/2051	3.050%		200,000	134,236
Indonesia Treasury Bond
06/15/2025	6.500%	IDR	2,977,000,000	183,006
09/15/2026	8.375%	IDR	4,278,000,000	271,972
04/15/2027	5.125%	IDR	1,504,000,000	88,831
05/15/2028	6.125%	IDR	773,000,000	46,402
08/15/2028	6.375%	IDR	11,991,000,000	727,052
03/15/2029	9.000%	IDR	2,298,000,000	153,323
02/15/2031	6.500%	IDR	10,212,000,000	615,336
Foreign Government Obligations(l),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
05/15/2031	8.750%	IDR	4,550,000,000	307,591
04/15/2032	6.375%	IDR	7,840,000,000	469,578
05/15/2033	6.625%	IDR	2,025,000,000	122,434
02/15/2034	6.625%	IDR	5,976,000,000	360,633
06/15/2035	7.500%	IDR	1,095,000,000	70,356
05/15/2038	7.500%	IDR	4,489,000,000	288,972
Pertamina Persero PT(a)
07/30/2029	3.650%		200,000	184,305
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		415,000	403,425
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		485,000	480,074
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	175,397
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		485,000	466,627
Total				6,231,669
Ireland 0.1%
Ireland Government Bond(a)
05/15/2029	1.100%	EUR	235,000	234,376
Italy 0.0%
Republic of Italy Government International Bond
02/17/2026	1.250%		200,000	186,151
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	207,958
Malaysia 0.4%
Malaysia Government Bond
03/14/2025	3.882%	MYR	335,000	71,467
11/30/2026	3.900%	MYR	1,040,000	222,969
11/16/2027	3.899%	MYR	1,300,000	278,747
06/15/2028	3.733%	MYR	1,280,000	272,616
04/15/2030	4.498%	MYR	1,505,000	331,450
04/15/2033	3.844%	MYR	1,488,000	314,778
07/05/2034	3.828%	MYR	1,015,000	214,578
Total				1,706,605
Mexico 0.7%
Mexican Bonos
03/06/2025	5.000%	MXN	14,799,000	837,089
05/26/2033	7.500%	MXN	18,180,000	927,114
Mexico Government International Bond
05/24/2031	2.659%		475,000	391,736
05/29/2031	7.750%	MXN	15,730,000	830,011
02/12/2034	3.500%		200,000	163,590

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Foreign Government Obligations(l),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos
02/12/2048	6.350%		19,000	12,306
Total				3,161,846
Netherlands 0.1%
BNG Bank NV(a)
07/17/2028	3.300%	AUD	630,000	397,424
New Zealand 0.7%
New Zealand Government Bond
04/15/2025	2.750%	NZD	1,195,000	718,524
05/15/2026	0.500%	NZD	620,000	350,301
05/15/2034	4.250%	NZD	370,000	217,283
05/15/2035	4.500%	NZD	525,000	313,049
New Zealand Government Bond(a)
04/14/2033	3.500%	NZD	1,340,000	748,123
New Zealand Local Government Funding Agency Bond
04/15/2025	2.750%	NZD	485,000	290,938
08/01/2028	4.700%	AUD	295,000	195,844
04/14/2033	3.500%	NZD	417,000	224,573
New Zealand Local Government Funding Agency Bond(a)
05/15/2031	2.250%	NZD	380,000	194,358
05/15/2035	3.000%	NZD	350,000	172,511
Total				3,425,504
Norway 0.4%
Kommunalbanken AS
07/16/2025	4.250%	AUD	494,000	327,082
Norway Government Bond(a)
03/13/2025	1.750%	NOK	4,945,000	461,564
09/17/2031	1.250%	NOK	4,300,000	345,945
05/18/2032	2.125%	NOK	11,195,000	949,790
Total				2,084,381
Panama 0.0%
Panama Government International Bond
01/23/2030	3.160%		200,000	166,680
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%		200,000	189,650
Philippines 0.6%
Philippine Government Bond
08/12/2025	2.625%	PHP	33,665,000	551,298
09/09/2025	3.625%	PHP	15,410,000	254,781
08/22/2028	6.125%	PHP	21,225,000	359,034
02/28/2029	6.250%	PHP	18,900,000	319,832
09/15/2032	6.750%	PHP	20,280,000	348,522
09/30/2035	8.000%	PHP	4,700,000	87,912
Foreign Government Obligations(l),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Philippine Government International Bond
05/17/2027	0.875%	EUR	535,000	530,859
05/05/2030	2.457%		300,000	257,540
01/14/2036	6.250%	PHP	10,000,000	159,639
Total				2,869,417
Qatar 0.1%
Qatar Government International Bond(a)
03/14/2049	4.817%		280,000	255,635
Qatar Petroleum(a)
07/12/2031	2.250%		465,000	384,960
Total				640,595
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%		200,000	165,738
Singapore 0.1%
Singapore Government Bond
09/01/2033	3.375%	SGD	495,000	366,535
South Africa 0.0%
Republic of South Africa Government International Bond
06/22/2030	5.875%		200,000	186,261
South Korea 0.6%
Korea Treasury Bond
03/10/2027	2.375%	KRW	1,604,270,000	1,131,788
06/10/2027	2.125%	KRW	553,920,000	388,682
09/10/2027	3.125%	KRW	232,900,000	167,558
12/10/2029	1.375%	KRW	669,890,000	434,645
12/10/2032	4.250%	KRW	258,380,000	199,367
06/10/2033	3.250%	KRW	679,000,000	485,499
Total				2,807,539
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2050	3.875%		200,000	156,107
Finance Department Government of Sharjah(a)
11/23/2032	6.500%		200,000	206,426
Total				362,533
United Kingdom 0.2%
United Kingdom Gilt(a)
01/31/2025	0.250%	GBP	240,493	297,860
01/31/2029	0.500%	GBP	95,000	102,267
01/31/2033	3.250%	GBP	300,000	354,631
Total				754,758
Total Foreign Government Obligations (Cost $41,736,319)				40,325,139

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Municipal Bonds 1.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%	85,000	67,743
Metropolitan Washington Airports Authority(o)
Refunding Revenue Bonds
Series 2023A
10/01/2053	5.250%	35,000	36,684
Total			104,427
Charter Schools 0.0%
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Harmony Public Schools
Series 2024
02/15/2049	4.000%	10,000	9,407
Northeast Metropolitan Regional Vocational School District
Limited General Obligation Bonds
Series 2024
05/15/2053	4.000%	75,000	69,942
Total			79,349
Higher Education 0.2%
Massachusetts Development Finance Agency
Revenue Bonds
Worcester Polytechnic Institute
Series 2019
09/01/2059	5.000%	120,000	123,498
Ohio Higher Educational Facility Commission
Refunding Revenue Bonds
Kenyon College Project
Series 2020
07/01/2044	4.000%	90,000	84,387
Oklahoma State University
Refunding Revenue Bonds
Series 2024
09/01/2054	4.250%	10,000	9,698
Oregon Health and Science University
Refunding Revenue Bonds
Series 2021A
07/01/2051	4.000%	15,000	13,799
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Furman University
Series 2022A
04/01/2052	4.000%	30,000	28,058
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Nebraska Facilities Corp.
Refunding Revenue Bonds
Taxable
Series 2019A
10/01/2049	3.037%	90,000	65,023
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	755,000	462,340
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2020
09/01/2050	2.256%	560,000	327,738
Total			1,114,541
Hospital 0.0%
Midland County Hospital District
Revenue Bonds
Series 2024A (BAM)
05/15/2049	4.125%	25,000	23,444
Virginia Commonwealth University Health System Authority
Revenue Bonds
Series 2024A
07/01/2054	4.000%	120,000	110,149
Total			133,593
Investor Owned 0.0%
New Hampshire Business Finance Authority(a)
Refunding Revenue Bonds
Wheeling Power Co. Project
Series 2024
04/01/2034	6.890%	165,000	168,345
Joint Power Authority 0.0%
South Carolina Public Service Authority
Revenue Bonds
Taxable - Santee Cooper
Series 2009
01/01/2030	5.740%	65,000	66,449
Local Appropriation 0.1%
Corp. ForGreer
Revenue Bonds
City Improvement Projects
Series 2024
09/01/2054	4.250%	80,000	76,876
Fort Mill Public Facilities Corp.
Revenue Bonds
Town of Fort Mill Project
Series 2024
08/01/2044	4.000%	5,000	4,774

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hardin County School District Finance Corp.
Revenue Bonds
Series 2024
02/01/2044	4.000%	25,000	23,320
Lee County School Board (The)
Certificate of Participation
Series 2023A
08/01/2046	4.000%	20,000	18,938
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2023
12/01/2039	5.198%	210,000	208,096
Scago Public Facilities Corp.
Revenue Bonds
Georgetown County Project
Series 2024
06/01/2043	4.000%	5,000	4,859
Total			336,863
Local General Obligation 0.1%
Bowling Green City School District
Unlimited General Obligation Bonds
Series 2024B
10/01/2053	4.125%	50,000	46,790
City of Jersey Village
Limited General Obligation Bonds
Series 2024
03/15/2049	4.000%	20,000	18,408
City of Norfolk
Unlimited General Obligation Bonds
Taxable
Series 2021
10/01/2031	1.804%	105,000	85,606
County of Anne Arundel
Limited General Obligation Bonds
Series 2023
10/01/2052	4.000%	5,000	4,795
County of Nassau(c)
Limited General Obligation Bonds
Series 2024A
04/01/2051	4.000%	50,000	46,982
Greenwood Independent School District(c)
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.000%	35,000	32,713
Needville Independent School District
Unlimited General Obligation Bonds
Series 2024
08/15/2054	4.000%	45,000	42,178
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Health and Educational Building Corp.
Revenue Bonds
Public Schools Revenue Bond Financing Program
Series 2024
05/15/2046	5.000%	45,000	48,124
Temple Independent School District
Unlimited General Obligation Bonds
Series 2024
02/01/2049	4.000%	20,000	18,730
Town of Maynard
Limited General Obligation Bonds
Series 2024
04/15/2054	4.000%	95,000	89,144
Total			433,470
Municipal Power 0.1%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	460,000	456,187
Sales Tax 0.0%
Massachusetts School Building Authority
Refunding Revenue Bonds
Taxable
Series 2020C
05/15/2043	2.950%	75,000	54,262
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2024A
03/15/2047	4.000%	40,000	37,838
Total			92,100
Special Non Property Tax 0.2%
State Board of Administration Finance Corp.
Revenue Bonds
Series 2024A
07/01/2034	5.526%	440,000	442,556
Taxable
Series 2020A
07/01/2030	2.154%	312,000	262,708
Total			705,264
State Appropriated 0.0%
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 2022A
06/15/2042	4.000%	25,000	24,130
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 0.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Taxable - Consolidated Loan
Series 2019H
09/01/2049	2.900%	375,000	254,519
State of Texas
Unlimited General Obligation Bonds
Taxable
Series 2023
10/01/2043	5.235%	250,000	247,154
Total			501,673
Student Loan 0.1%
Massachusetts Educational Financing Authority(c)
Refunding Revenue Bonds
Series 2024A
07/01/2033	6.069%	260,000	260,016
Massachusetts Educational Financing Authority
Revenue Bonds
Taxable
Series 2023A
07/01/2044	5.950%	235,000	225,722
Total			485,738
Water & Sewer 0.1%
City of Florence Combined Waterworks & Sewerage System
Refunding Revenue Bonds
Capital Improvement
Series 2019
09/01/2038	3.000%	15,000	13,001
Massachusetts Water Resources Authority
Revenue Bonds
Taxable
Series 2019E
08/01/2039	3.124%	225,000	179,002
New Jersey Infrastructure Bank
Revenue Bonds
Environmental Infrastructure
Series 2021
09/01/2037	3.000%	25,000	21,862
New York City Municipal Water Finance Authority
Revenue Bonds
Second General Resolution
Subordinated Series 2020
06/15/2040	3.000%	60,000	49,344
Total			263,209
Total Municipal Bonds (Cost $5,100,778)			4,965,338

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Financials 0.1%
Banks 0.1%
Citizens Financial Group, Inc.	7.375%	8,550	214,220
First Horizon Corp.	4.700%	1,525	26,459
Huntington Bancshares, Inc.	4.500%	25	440
Total			241,119
Total Financials			241,119
Total Preferred Stocks (Cost $239,736)			241,119

Residential Mortgage-Backed Securities - Agency 9.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2052- 05/01/2052	2.000%	1,444,770	1,116,819
05/01/2052	2.500%	1,354,011	1,093,925
05/01/2052- 10/01/2052	3.000%	1,969,514	1,657,743
07/01/2052- 05/01/2053	4.500%	2,381,344	2,248,764
08/01/2052- 10/01/2052	4.000%	1,651,468	1,499,623
08/01/2052- 08/01/2053	5.000%	2,638,563	2,545,608
Federal National Mortgage Association
12/01/2051- 04/01/2052	2.000%	1,440,093	1,113,030
07/01/2052- 09/01/2053	4.500%	7,780,951	7,309,982
08/01/2052	3.000%	2,008,655	1,691,236
08/01/2052	4.000%	310,085	281,915
09/01/2052- 05/01/2054	5.000%	1,879,183	1,816,274
05/01/2053	2.500%	1,571,277	1,272,378
09/01/2053	5.500%	1,561,477	1,536,222
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
30-day Average SOFR + 1.214% Floor 1.100%, Cap 5.000% 10/25/2042	5.000%	207,549	198,335
Government National Mortgage Association(p)
11/20/2052	4.500%	1,061,682	1,004,463
Government National Mortgage Association(h)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	519,759	107,494
CMO Series 2018-63 Class IO
09/20/2047	4.000%	701,330	107,496

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(c)
06/20/2054	4.500%	2,025,000	1,914,527
06/20/2054	5.000%	2,125,000	2,062,360
06/20/2054- 07/22/2054	5.500%	1,325,000	1,313,870
Uniform Mortgage-Backed Security TBA(c)
06/13/2054	2.000%	3,425,000	2,641,753
06/13/2054	2.500%	2,975,000	2,401,863
06/13/2054	3.000%	2,775,000	2,333,141
07/15/2054	4.000%	4,450,000	4,039,729
07/15/2054	4.500%	1,075,000	1,006,694
Total Residential Mortgage-Backed Securities - Agency (Cost $44,457,278)			44,315,244

Residential Mortgage-Backed Securities - Non-Agency 12.3%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month Term SOFR + 1.364% Floor 1.250% 06/25/2037	6.689%	598,813	403,333
Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month Term SOFR + 0.754% Floor 0.320%, Cap 11.000% 11/25/2035	6.079%	25,832	25,606
Alternative Loan Trust(g)
CMO Series 2005-43 Class 1A
10/25/2035	3.975%	158,996	127,252
Alternative Loan Trust(b)
CMO Series 2005-59 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 11/20/2035	6.094%	688,392	616,392
CMO Series 2007-OH3 Class A1B
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.000% 09/25/2047	5.879%	423,006	382,668
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month Term SOFR + 2.428% Floor 2.000% 06/25/2045	7.754%	58,102	57,294
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	45,318	42,126
Banc of America Funding Trust(b)
CMO Series 2005-B Class 3M1
1-month Term SOFR + 0.789% Floor 0.450%, Cap 11.000% 04/20/2035	6.110%	42,929	42,781
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust(a),(g)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	5.691%	419,023	413,010
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month Term SOFR + 0.294% Floor 0.180%, Cap 10.500% 10/25/2036	5.799%	254,349	209,242
CMO Series 2006-AR4 Class A1
1-month Term SOFR + 0.534% Floor 0.210%, Cap 10.500% 12/25/2036	5.859%	342,733	318,099
CMO Series 2007-AR3 Class 21A1
1-month Term SOFR + 0.414% Floor 0.150%, Cap 10.500% 04/25/2037	5.739%	277,499	238,634
CMO Series 2007-AR5 Class 2A2
1-month Term SOFR + 0.344% Floor 0.230%, Cap 10.500% 06/25/2037	5.899%	813,438	693,555
BRAVO Residential Funding Trust(a),(g)
CMO Series 2021-A Class A1
10/25/2059	4.991%	667,671	667,671
Carrington Mortgage Loan Trust(b)
CMO Series 2007-FRE1 Class A3
1-month Term SOFR + 0.374% Floor 0.260%, Cap 14.500% 02/25/2037	5.959%	614,201	563,321
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month Term SOFR + 0.834% Floor 0.480% 01/25/2035	6.159%	99,323	98,800
CIM Trust(a),(g)
CMO Series 2020-R6 Class A1
12/25/2060	2.250%	730,948	620,807
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	354,434	311,799
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	574,280	525,389
Citigroup Mortgage Loan Trust, Inc.(g)
CMO Series 2006-AR2 Class 1A1
03/25/2036	5.453%	217,581	161,104
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-WFH3 Class M2
1-month Term SOFR + 0.564% Floor 0.450% 10/25/2036	5.889%	157,079	155,954
COLT Mortgage Loan Trust(a),(g)
CMO Series 2022-5 Class A1
04/25/2067	4.550%	160,847	157,028
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-1 Class A1
04/25/2068	6.048%	405,578	404,284
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M1
30-day Average SOFR + 1.000% 12/25/2041	6.324%	30,513	30,541
CMO Series 2022-R03 Class 1M1
30-day Average SOFR + 2.100% 03/25/2042	7.424%	17,846	18,129
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	8.824%	500,000	526,250
CMO Series 2022-R04 Class 1M1
30-day Average SOFR + 2.000% 03/25/2042	7.324%	31,643	32,138
CMO Series 2022-R05 Class 2M2
30-day Average SOFR + 3.000% 04/25/2042	8.324%	645,000	668,191
CMO Series 2022-R06 Class 1M1
30-day Average SOFR + 2.750% 05/25/2042	8.074%	63,734	65,625
CMO Series 2022-R09 Class 2M1
30-day Average SOFR + 2.500% 09/25/2042	7.824%	129,033	131,566
CMO Series 2023-R01 Class 1M1
30-day Average SOFR + 2.400% 12/25/2042	7.724%	106,327	109,329
CMO Series 2023-R03 Class 2M2
30-day Average SOFR + 3.900% 04/25/2043	9.224%	285,000	305,981
CMO Series 2023-R06 Class 1M2
30-day Average SOFR + 2.700% 07/25/2043	8.024%	120,000	124,627
CMO Series 2024-R02 Class 1M1
30-day Average SOFR + 1.100% Floor 1.100% 02/25/2044	6.424%	441,665	442,239
Countrywide Asset-Backed Certificates(b)
CMO Series 2007-13 Class 2A1
1-month Term SOFR + 1.014% Floor 0.900% 10/25/2047	6.339%	126,805	115,196
CMO Series 2007-13 Class 2A2
1-month Term SOFR + 0.914% Floor 0.800% 10/25/2047	6.239%	252,073	228,395
Credit Suisse Mortgage Trust(a),(g)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	11,252	10,918
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(g)
CMO Series 2020-RPL6 Class A1
03/25/2059	3.420%	730,489	727,352
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	1,182,433	1,135,391
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month Term SOFR + 1.689% Floor 1.575% 12/25/2034	7.014%	795,056	741,743
CMO Series 2005-17 Class MV1
1-month Term SOFR + 0.574% Floor 0.460% 05/25/2036	5.899%	90,960	90,017
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	139,125	136,199
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	11.524%	80,000	84,550
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF4 Class A3
1-month Term SOFR + 0.394% Floor 0.560% 03/25/2036	5.719%	44,371	44,041
CMO Series 2006-FF9 Class 2A4
1-month Term SOFR + 0.614% Floor 0.250% 06/25/2036	5.939%	1,200,000	1,036,488
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month Term SOFR + 0.894% Floor 0.390%, Cap 14.000% 02/25/2036	6.219%	210,288	202,839
Flagstar Mortgage Trust(a),(g)
CMO Series 2021-5INV Class A5
07/25/2051	2.500%	1,074,493	927,248
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	6.824%	810,000	814,180
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	7.824%	550,000	559,374
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	7.324%	113,478	115,093
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	7.524%	255,238	259,556

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA4 Class M1B
30-day Average SOFR + 3.350% 05/25/2042	8.674%	285,000	298,319
CMO Series 2022-DNA7 Class M1A
30-day Average SOFR + 2.500% 03/25/2052	7.824%	102,272	103,992
CMO Series 2022-HQA1 Class M1B
30-day Average SOFR + 3.500% 03/25/2042	8.824%	280,000	294,492
CMO Series 2022-HQA3 Class M1B
30-day Average SOFR + 3.550% 08/25/2042	8.874%	130,000	137,201
CMO Series 2024-HQA1 Class M2
30-day Average SOFR + 2.000% 03/25/2044	7.324%	670,000	672,661
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.474%	318,529	322,514
Fremont Home Loan Trust(b)
CMO Series 2005-D Class M1
1-month Term SOFR + 0.729% Floor 0.410% 11/25/2035	6.054%	680,000	597,910
GCAT Trust(a),(g)
CMO Series 2019-RPL1 Class B2
10/25/2068	3.750%	700,000	540,260
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	84,136	82,627
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.774% Floor 0.660% 10/25/2035	6.099%	184,206	178,876
GMACM Mortgage Loan Trust(g)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.642%	400,739	307,996
GS Mortgage-Backed Securities Corp. Trust(a),(g)
CMO Series 2021-PJ4 Class A4
09/25/2051	2.500%	622,306	481,850
GS Mortgage-Backed Securities Trust(a),(g)
CMO Series 2020-RPL1 Class M2
07/25/2059	3.826%	800,000	671,063
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month Term SOFR + 0.774% Floor 0.330% 12/25/2035	6.099%	657,926	634,386
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-HE7 Class A2D
1-month Term SOFR + 0.574% Floor 0.230% 10/25/2046	5.899%	9,816	9,794
CMO Series 2007-FM2 Class A1
1-month Term SOFR + 0.254% Floor 0.140% 01/25/2037	5.719%	731,585	414,351
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200%, Cap 10.500% 08/19/2037	5.635%	436,415	361,291
Home Equity Asset Trust(b)
Series 2005-2 Class M6
1-month Term SOFR + 1.314% Floor 0.800% 07/25/2035	6.639%	634,749	615,357
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month Term SOFR + 0.814% Floor 0.350% 03/25/2036	6.139%	50,945	50,253
HomeBanc Mortgage Trust(b)
CMO Series 2005-3 Class M4
1-month Term SOFR + 0.784% Floor 0.670% 07/25/2035	6.109%	620,000	597,025
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month Term SOFR + 0.894% Floor 0.390% 11/25/2035	6.219%	447,633	420,156
CMO Series 2006-HE2 Class 1A
1-month Term SOFR + 0.374% Floor 0.260% 12/25/2036	5.699%	1,156,755	446,384
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 10/25/2034	6.139%	108,702	106,700
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month Term SOFR + 0.654% Floor 0.270%, Cap 11.500% 02/25/2037	4.217%	480,753	424,411
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month Term SOFR + 0.554% Floor 0.220% 04/25/2046	5.879%	639,181	532,789
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR2 Class 1A1B
1-month Term SOFR + 0.534% Floor 0.420% 04/25/2046	5.859%	589,225	491,147
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month Term SOFR + 0.574% Floor 0.230%, Cap 11.500% 03/25/2036	5.899%	229,212	206,586
CMO Series 2007-S1 Class A2
1-month Term SOFR + 0.794% Floor 0.340%, Cap 11.500% 04/25/2047	6.119%	143,648	135,600
JPMorgan Mortgage Acquisition Corp.(b)
CMO Series 2005-OPT2 Class M5
1-month Term SOFR + 1.089% Floor 0.650% 12/25/2035	6.414%	900,000	810,680
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	6.024%	154,064	151,213
CMO Series 2007-HE1 Class AV4
1-month Term SOFR + 0.394% Floor 0.280% 03/25/2047	5.999%	1,103,000	1,007,504
Series 2007-CH5 Class M1
1-month Term SOFR + 0.384% Floor 0.270% 06/25/2037	5.709%	325,000	308,330
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	544,253	547,417
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	506,804	241,332
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month Term SOFR + 0.454% Floor 0.170% 10/25/2036	5.779%	650,900	579,362
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	7.173%	426,177	356,360
CMO Series 2007-16N Class 2A2
1-month Term SOFR + 1.814% Floor 1.700% 09/25/2047	7.139%	483,505	413,376
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006-19 Class A3
1-month Term SOFR + 0.614% Floor 0.250% 12/25/2036	5.939%	640,552	567,800
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 2A3
1-month Term SOFR + 0.434% Floor 0.160% 11/25/2036	5.759%	1,799,315	542,409
CMO Series 2006-4 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2036	5.739%	948,511	487,953
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month Term SOFR + 1.104% Floor 0.660% 06/25/2035	6.429%	672,400	672,488
MFA Trust(a),(g)
Subordinated CMO Series 2023-INV2 Class B1
10/25/2058	7.999%	650,000	642,243
Mill City Mortgage Loan Trust(a),(g)
CMO Series 2019-GS1 Class B2
07/25/2059	0.000%	800,000	560,789
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month Term SOFR + 0.894% Floor 0.780% 01/25/2035	6.219%	200,287	194,660
CMO Series 2007-HE2 Class A2B
1-month Term SOFR + 0.204% Floor 0.090% 01/25/2037	5.529%	1,164,590	529,747
CMO Series 2007-NC3 Class A2D
1-month Term SOFR + 0.374% Floor 0.260% 05/25/2037	5.959%	619,989	456,276
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month Term SOFR + 1.364% Floor 0.750% 09/25/2035	6.689%	500,000	485,851
NMLT Trust(a),(g)
CMO Series 2021-INV1 Class A1
05/25/2056	1.185%	937,319	778,298
OBX Trust(a),(g)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	557,833	432,030

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Option One Mortgage Loan Trust(b)
CMO Series 2007-5 Class 2A2
1-month Term SOFR + 0.284% Floor 0.170% 05/25/2037	5.609%	822,947	435,120
CMO Series 2007-5 Class 2A3
1-month Term SOFR + 0.344% Floor 0.230% 05/25/2037	5.669%	1,498,253	770,091
Series 2006-3 Class 1A1
1-month Term SOFR + 0.254% Floor 0.140% 02/25/2037	5.579%	882,415	537,944
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2022-4 Class A2
08/25/2027	5.000%	615,000	576,852
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%	720,000	682,657
PRKCM Trust(a),(g)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	1,038,530	884,550
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month Term SOFR + 0.494% Floor 0.190% 07/25/2036	5.819%	279,365	259,071
CMO Series 2007-QH6 Class A1
1-month Term SOFR + 0.494% Floor 0.190% 07/25/2037	5.819%	265,621	245,215
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month Term SOFR + 0.434% Floor 0.160% 01/25/2037	5.759%	562,585	474,439
Series 2007-QO1 Class A1
1-month Term SOFR + 0.414% Floor 0.150% 02/25/2047	5.739%	865,302	738,372
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month Term SOFR + 0.609% Floor 0.330%, Cap 14.000% 05/25/2036	5.934%	397,865	389,769
RASC Trust(b)
Series 2007-KS1 Class A4
1-month Term SOFR + 0.334% Floor 0.220%, Cap 14.000% 01/25/2037	5.879%	1,097,252	1,032,153
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCKT Mortgage Trust(a)
CMO Series 2024-CES3 Class A2
05/25/2044	6.682%	570,000	575,770
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	520,484	387,257
Saxon Asset Securities Trust(b)
Series 2007-2 Class A2D
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2047	6.039%	547,841	379,757
SG Residential Mortgage Trust(a),(g)
CMO Series 2021-2 Class A1
12/25/2061	1.737%	833,958	674,412
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month Term SOFR + 0.394% Floor 0.140% 07/25/2036	5.719%	233,842	221,860
Structured Adjustable Rate Mortgage Loan Trust(b)
Series 2007-4 Class 1A2
1-month Term SOFR + 0.554% Floor 0.220% 05/25/2037	5.879%	728,344	617,094
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month Term SOFR + 0.914% Floor 0.800% 07/25/2034	6.239%	297,521	293,826
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR7 Class A1A
1-month Term SOFR + 0.534% Floor 0.210%, Cap 10.500% 08/25/2036	5.859%	658,571	519,474
CMO Series 2006-AR8 Class A1A
1-month Term SOFR + 0.514% Floor 0.200%, Cap 10.500% 10/25/2036	5.839%	269,527	227,429
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month Term SOFR + 0.819% Floor 0.470%, Cap 11.000% 02/25/2035	6.144%	756,186	690,836
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month Term SOFR + 0.854% Floor 0.370%, Cap 11.000% 09/25/2034	6.179%	286,925	258,173
Towd Point Mortgage Trust(a),(g)
CMO Series 2017-4 Class A2
06/25/2057	3.000%	900,000	811,710
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class M1
12/25/2058	3.750%	275,000	233,421
Series 2018-2 Class M1
03/25/2058	3.500%	900,000	811,809
Subordinated CMO Series 2017-2 Class B1
04/25/2057	4.236%	760,000	701,745
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month Term SOFR + 0.714% 02/25/2057	6.039%	38,550	39,331
CMO Series 2019-HY3 Class M1
1-month Term SOFR + 1.614% Floor 1.500% 10/25/2059	6.939%	650,000	661,120
Verus Securitization Trust(a),(g)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	146,092	131,270
CMO Series 2022-8 Class A3
09/25/2067	6.127%	85,741	84,162
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	268,723	265,231
CMO Series 2023-4 Class A1
05/25/2068	5.811%	817,566	811,592
CMO Series 2024-1 Class A1
01/25/2069	5.712%	95,634	94,927
Subordinated CMO Series 2023-2 Class B1
03/25/2068	7.590%	550,000	540,684
Subordinated CMO Series 2024-2 Class B1
02/25/2069	7.864%	472,000	467,285
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month Term SOFR + 0.344% Floor 0.230% 01/25/2037	5.899%	1,064,469	482,282
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2005-AR8 Class 2AC2
1-month Term SOFR + 1.034% Floor 0.460%, Cap 10.500% 07/25/2045	6.359%	311,137	286,834
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.260%, Cap 10.500% 11/25/2045	5.959%	955,884	864,807
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	5.923%	529,835	417,675
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	6.093%	201,802	154,122
Wells Fargo Home Equity Asset-Backed Securities Trust(b)
CMO Series 2007-1 Class A3
1-month Term SOFR + 0.754% Floor 0.320% 03/25/2037	6.079%	900,000	797,917
Wells Fargo Mortgage Backed Securities Trust
CMO Series 2007-7 Class A39
06/25/2037	6.000%	770,060	668,031
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $61,281,233)			59,019,530

Rights 0.1%
Issuer	Shares	Value ($)
Health Care 0.1%
Biotechnology 0.1%
Albireo Pharma, Inc., CVR(d),(e),(i),(q)	37,853	91,635
Concert Pharmaceuticals, Inc., CVR(d),(e),(i),(q)	173,147	72,081
Total		163,716
Health Care Equipment & Supplies 0.0%
Abiomed, Inc., CVR(d),(e),(i),(q)	15,541	27,197
Pharmaceuticals 0.0%
Cincor Pharma, Inc.(d),(e),(i),(q)	44,405	153,357
Total Health Care		344,270
Materials 0.0%
Paper & Forest Products 0.0%
Resolute Forest Products, Inc.(d),(e),(i),(q)	76,222	152,444
Total Materials		152,444
Total Rights (Cost $381,037)		496,714

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(p),(r)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	7.827%	55,000	55,193

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche K Term Loan
3-month Term SOFR + 2.750% 03/22/2030	8.075%	55,000	55,227
Total			110,420
Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(r)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	10.336%	164,000	170,219
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(b),(r)
Term Loan
3-month Term SOFR + 5.250% Floor 1.000% 06/21/2027	10.733%	235,625	240,872
United Airlines, Inc.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.750% 02/22/2031	8.071%	390,000	390,905
Total			801,996
Leisure 0.0%
Carnival Corp. (b),(p),(r)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	8.075%	54,000	54,297
1-month Term SOFR + 2.750% Floor 0.750% 10/18/2028	8.075%	97,000	97,679
Total			151,976
Lodging 0.0%
Travel + Leisure Co.(b),(p),(r)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/14/2029	8.671%	150,000	150,813
Restaurants 0.2%
1011778 BC ULC(b),(p),(r)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/20/2030	7.578%	795,000	795,302
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
KFC Holding Co./Yum! Brands(b),(r)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	7.185%	74	74
Total			795,376
Total Senior Loans (Cost $2,010,103)			2,010,581

U.S. Treasury Obligations 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2027	1.500%	867,000	797,843
05/15/2027	4.750%	2,010,000	2,000,578
05/31/2027	2.625%	345,000	325,486
02/15/2032	1.875%	906,000	752,546
05/15/2032	2.875%	3,440,000	3,068,588
08/15/2032	2.750%	1,725,000	1,519,617
02/15/2033	3.500%	2,060,000	1,912,903
02/15/2042	2.375%	850,000	611,469
11/15/2042	2.750%	590,000	446,464
02/15/2049	3.000%	2,465,000	1,842,973
02/15/2050	2.000%	1,493,000	892,534
08/15/2052	3.000%	550,000	407,430
02/15/2053	3.625%	1,210,000	1,013,564
Total U.S. Treasury Obligations (Cost $16,925,671)			15,591,995

Money Market Funds 32.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(s),(t)	157,219,099	157,187,655
Total Money Market Funds (Cost $157,179,364)		157,187,655
Total Investments in Securities (Cost: $483,559,518)		473,746,921
Other Assets & Liabilities, Net		5,421,558
Net Assets		479,168,479
At May 31, 2024, securities and/or cash totaling $24,591,526 were pledged as collateral.
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
826,716 AUD	543,524 USD	ANZ Securities	06/20/2024	—	(6,796)
864,067 NZD	797,938 AUD	ANZ Securities	06/20/2024	21	—
1,407,307 NZD	1,297,825 AUD	ANZ Securities	06/20/2024	—	(1,148)
214,702 NZD	132,301 USD	ANZ Securities	06/20/2024	324	—
458,398 USD	695,733 AUD	ANZ Securities	06/20/2024	4,731	—
123,750 CAD	14,204,021 JPY	Barclays	06/20/2024	—	(278)
1,709,434 CAD	1,258,116 USD	Barclays	06/20/2024	3,497	—
1,075,258 CAD	786,323 USD	Barclays	06/20/2024	—	(2,851)
2,400,634 EUR	27,701,340 NOK	Barclays	06/20/2024	33,530	—
1,165,000 EUR	1,243,550 USD	Barclays	06/20/2024	—	(21,453)
174,712,813 JPY	1,142,500 USD	Barclays	06/20/2024	28,754	—
1,948,094 MXN	116,250 USD	Barclays	06/20/2024	1,729	—
12,282,458 MXN	716,996 USD	Barclays	06/20/2024	—	(5,042)
4,750,845 NOK	405,843 EUR	Barclays	06/20/2024	—	(12,126)
2,011,191 NZD	1,858,474 AUD	Barclays	06/20/2024	851	—
11,011,007 SGD	8,286,850 USD	Barclays	06/20/2024	131,349	—
468,723 USD	8,131,950 MXN	Barclays	06/20/2024	9,323	—
233,000 USD	3,927,530 MXN	Barclays	06/20/2024	—	(2,116)
442,783 USD	728,237 NZD	Barclays	06/20/2024	4,865	—
1,209,520 USD	1,615,919 SGD	Barclays	06/20/2024	—	(12,661)
116,500 EUR	2,120,554 MXN	BNY Capital Markets	06/20/2024	—	(1,841)
1,555,000 MXN	93,157 USD	BNY Capital Markets	06/20/2024	1,744	—
354,438 USD	586,250 NZD	BNY Capital Markets	06/20/2024	5,930	—
4,732,564 AUD	3,129,015 USD	CIBC	06/20/2024	—	(21,311)
555,194 CAD	407,290 USD	CIBC	06/20/2024	—	(188)
26,576,958 JPY	232,500 CAD	CIBC	06/20/2024	1,220	—
1,969,111 MXN	117,000 USD	CIBC	06/20/2024	1,244	—
2,682,818 MXN	156,287 USD	CIBC	06/20/2024	—	(1,425)
777,108 NZD	716,575 AUD	CIBC	06/20/2024	—	(686)
1,555,240 SGD	1,157,905 USD	CIBC	06/20/2024	5,988	—
1,069,547 SGD	784,954 USD	CIBC	06/20/2024	—	(7,225)
908,280 USD	1,249,644 CAD	CIBC	06/20/2024	8,882	—
757,801 USD	1,026,666 CAD	CIBC	06/20/2024	—	(4,292)
1,346,997 USD	1,240,180 EUR	CIBC	06/20/2024	—	(360)
144,927 USD	113,533 GBP	CIBC	06/20/2024	—	(245)
571,250 USD	85,241,165 JPY	CIBC	06/20/2024	—	(27,861)
389,896 USD	6,704,393 MXN	CIBC	06/20/2024	4,229	—
2,395,713 USD	3,213,888 SGD	CIBC	06/20/2024	—	(15,289)
1,953,124 AUD	1,280,820 USD	Citi	06/20/2024	—	(19,316)
116,500 CAD	12,910,716 JPY	Citi	06/20/2024	—	(3,202)
3,439,684 CAD	2,554,360 USD	Citi	06/20/2024	29,845	—
556,704 CAD	407,290 USD	Citi	06/20/2024	—	(1,297)
338,202 EUR	4,002,006 NOK	Citi	06/20/2024	14,201	—
582,500 EUR	621,783 USD	Citi	06/20/2024	—	(10,718)
591,422 GBP	744,738 USD	Citi	06/20/2024	—	(8,944)
19,170,059 JPY	117,250 EUR	Citi	06/20/2024	5,111	—
96,828,988 JPY	620,090 USD	Citi	06/20/2024	2,832	—
6,795,514 NOK	586,875 EUR	Citi	06/20/2024	—	(10,433)
1,842,483 NZD	1,693,075 AUD	Citi	06/20/2024	—	(5,545)
1,175,000 NZD	724,578 USD	Citi	06/20/2024	2,305	—
1,258,568 NZD	751,963 USD	Citi	06/20/2024	—	(21,679)
4,084,442 SGD	3,055,066 USD	Citi	06/20/2024	29,851	—
2,334,068 SGD	1,717,443 USD	Citi	06/20/2024	—	(11,327)
706,120 USD	1,080,934 AUD	Citi	06/20/2024	13,425	—
459,460 USD	628,858 CAD	Citi	06/20/2024	2,083	—

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,246,223 USD	1,163,333 EUR	Citi	06/20/2024	16,971	—
2,838,943 USD	2,605,364 EUR	Citi	06/20/2024	—	(9,937)
582,000 USD	89,907,144 JPY	Citi	06/20/2024	—	(8,867)
116,500 USD	1,992,173 MXN	Citi	06/20/2024	612	—
1,588,158 USD	2,149,275 SGD	Citi	06/20/2024	3,741	—
1,932,479 USD	2,606,537 SGD	Citi	06/20/2024	—	(1,900)
74,300 EUR	81,153 USD	Citi	07/12/2024	393	—
4,000 EUR	4,339 USD	Citi	07/12/2024	—	(9)
9,635 USD	9,000 EUR	Citi	07/12/2024	147	—
357,264,267 JPY	2,345,000 USD	Goldman Sachs	06/20/2024	67,538	—
8,072,232 MXN	468,862 USD	Goldman Sachs	06/20/2024	—	(5,673)
759,156 USD	592,500 GBP	Goldman Sachs	06/20/2024	—	(4,100)
1,142,500 USD	172,845,683 JPY	Goldman Sachs	06/20/2024	—	(40,656)
203,113 USD	3,498,463 MXN	Goldman Sachs	06/20/2024	2,548	—
875,664 USD	14,709,770 MXN	Goldman Sachs	06/20/2024	—	(10,934)
866,387 USD	1,452,597 NZD	Goldman Sachs	06/20/2024	26,524	—
2,259,232 USD	3,027,730 SGD	Goldman Sachs	06/20/2024	—	(16,689)
1,082,000 AUD	708,732 USD	HSBC	06/20/2024	—	(11,523)
391,185 CAD	287,543 USD	HSBC	06/20/2024	437	—
586,875 EUR	6,781,282 NOK	HSBC	06/20/2024	9,077	—
1,165,000 EUR	1,266,428 USD	HSBC	06/20/2024	1,425	—
10,412,251 NOK	997,752 USD	HSBC	06/20/2024	5,354	—
376,009 NZD	231,621 USD	HSBC	06/20/2024	488	—
1,175,000 NZD	708,645 USD	HSBC	06/20/2024	—	(13,628)
2,071,106 SGD	1,543,873 USD	HSBC	06/20/2024	9,871	—
4,782,280 SGD	3,523,120 USD	HSBC	06/20/2024	—	(18,962)
641,594 USD	520,980 GBP	HSBC	06/20/2024	22,320	—
1,713,750 USD	263,263,361 JPY	HSBC	06/20/2024	—	(35,518)
653,622 USD	1,079,974 NZD	HSBC	06/20/2024	10,238	—
3,146,769 USD	4,237,603 SGD	HSBC	06/20/2024	—	(8,112)
1,570,369,870 COP	400,001 USD	JPMorgan	06/06/2024	—	(6,334)
468,614,744 INR	5,610,802 USD	JPMorgan	06/06/2024	—	(3,088)
400,000 USD	1,563,388,000 COP	JPMorgan	06/06/2024	4,528	—
5,610,789 USD	467,309,812 INR	JPMorgan	06/06/2024	—	(12,532)
382,867,955 COP	100,000 USD	JPMorgan	06/07/2024	951	—
7,177,949,000 KRW	5,300,000 USD	JPMorgan	06/07/2024	114,197	—
100,000 USD	392,987,522 COP	JPMorgan	06/07/2024	1,667	—
5,299,988 USD	7,150,939,126 KRW	JPMorgan	06/07/2024	—	(133,699)
369,392,000 CLP	400,000 USD	JPMorgan	06/10/2024	—	(2,337)
250,288,073 INR	2,994,305 USD	JPMorgan	06/10/2024	—	(3,875)
399,999 USD	373,073,781 CLP	JPMorgan	06/10/2024	6,348	—
171,388 USD	14,323,492 INR	JPMorgan	06/10/2024	192	—
2,822,911 USD	234,836,842 INR	JPMorgan	06/10/2024	—	(9,819)
245,891,069 COP	62,897 USD	JPMorgan	06/11/2024	—	(669)
62,897 USD	242,873,309 COP	JPMorgan	06/11/2024	—	(110)
179,635,992 CLP	200,001 USD	JPMorgan	06/13/2024	4,355	—
175,526,820 INR	2,100,000 USD	JPMorgan	06/13/2024	—	(2,511)
55,064,521 TWD	1,700,000 USD	JPMorgan	06/13/2024	1,685	—
200,000 USD	186,947,494 CLP	JPMorgan	06/13/2024	3,609	—
2,099,995 USD	175,082,513 INR	JPMorgan	06/13/2024	—	(2,806)
243,174,268 COP	62,897 USD	JPMorgan	06/14/2024	67	—
175,082,777 INR	2,094,893 USD	JPMorgan	06/14/2024	—	(2,263)
62,897 USD	246,212,542 COP	JPMorgan	06/14/2024	718	—
2,094,888 USD	174,623,174 INR	JPMorgan	06/14/2024	—	(3,238)
366,189,197 CLP	400,000 USD	JPMorgan	06/17/2024	1,206	—
383,512,457 COP	100,000 USD	JPMorgan	06/17/2024	965	—
7,147,368,000 KRW	5,300,000 USD	JPMorgan	06/17/2024	131,367	—
200,000 USD	179,631,120 CLP	JPMorgan	06/17/2024	—	(4,375)
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
200,000 USD	779,428,000 COP	JPMorgan	06/17/2024	1,273	—
100,000 USD	390,978,000 COP	JPMorgan	06/17/2024	963	—
5,299,988 USD	7,259,144,772 KRW	JPMorgan	06/17/2024	—	(50,523)
713,427 AUD	787,374 NZD	JPMorgan	06/20/2024	9,092	—
845,716 AUD	550,413 USD	JPMorgan	06/20/2024	—	(12,554)
116,500 CAD	12,973,909 JPY	JPMorgan	06/20/2024	—	(2,799)
445,074 EUR	5,196,816 NOK	JPMorgan	06/20/2024	12,034	—
1,495,547 EUR	1,603,949 USD	JPMorgan	06/20/2024	—	(19,974)
90,475,962 JPY	586,250 USD	JPMorgan	06/20/2024	9,491	—
7,258,312,211 KRW	5,300,000 USD	JPMorgan	06/20/2024	49,642	—
25,029,415 MXN	1,468,793 USD	JPMorgan	06/20/2024	—	(2,588)
39,149,788 NOK	3,363,025 EUR	JPMorgan	06/20/2024	—	(79,687)
3,046,251 NZD	2,814,053 AUD	JPMorgan	06/20/2024	700	—
1,731,331 NZD	1,595,875 AUD	JPMorgan	06/20/2024	—	(1,923)
259,041 NZD	155,503 USD	JPMorgan	06/20/2024	—	(3,729)
1,035,726 SGD	771,937 USD	JPMorgan	06/20/2024	4,808	—
1,579,524 SGD	1,168,257 USD	JPMorgan	06/20/2024	—	(1,646)
917,906 USD	1,391,466 AUD	JPMorgan	06/20/2024	8,352	—
171,605 USD	234,732 CAD	JPMorgan	06/20/2024	674	—
582,000 USD	90,253,941 JPY	JPMorgan	06/20/2024	—	(6,656)
3,099,993 USD	4,264,843,371 KRW	JPMorgan	06/20/2024	—	(14,984)
2,199,995 USD	2,958,357,151 KRW	JPMorgan	06/20/2024	—	(60,044)
431,661 USD	726,299 NZD	JPMorgan	06/20/2024	14,795	—
4,748,347 USD	6,432,343 SGD	JPMorgan	06/20/2024	15,884	—
1,558,611 USD	2,091,402 SGD	JPMorgan	06/20/2024	—	(9,577)
100,000 USD	384,784,541 COP	JPMorgan	06/21/2024	—	(709)
97,684,684 INR	1,171,391 USD	JPMorgan	06/24/2024	1,520	—
2,854,206,707 KRW	2,100,005 USD	JPMorgan	06/24/2024	34,604	—
4,264,000,276 KRW	3,100,000 USD	JPMorgan	06/24/2024	14,424	—
100,000 USD	383,285,544 COP	JPMorgan	06/24/2024	—	(1,150)
877,824,790 INR	10,533,719 USD	JPMorgan	06/28/2024	21,634	—
6,432,135 TWD	200,000 USD	JPMorgan	06/28/2024	1,915	—
100,000 USD	384,209,900 COP	JPMorgan	06/28/2024	—	(984)
821,552 INR	9,850 USD	JPMorgan	07/03/2024	13	—
3,244,185 TWD	100,000 USD	JPMorgan	07/03/2024	142	—
9,850 USD	822,348 INR	JPMorgan	07/03/2024	—	(3)
173,925,947 INR	2,085,043 USD	JPMorgan	07/05/2024	2,542	—
3,252,826 TWD	100,000 USD	JPMorgan	07/05/2024	—	(120)
3,272,636 AUD	2,000,000 EUR	JPMorgan	07/10/2024	—	(6,121)
478,346 AUD	250,000 GBP	JPMorgan	07/10/2024	10	—
6,960,015 AUD	3,625,000 GBP	JPMorgan	07/10/2024	—	(15,838)
3,000,000 AUD	3,254,916 NZD	JPMorgan	07/10/2024	2,580	—
1,400,000 AUD	927,762 USD	JPMorgan	07/10/2024	—	(4,736)
11,973,548 CAD	13,200,000 AUD	JPMorgan	07/10/2024	597	—
9,647,584 CAD	6,500,000 EUR	JPMorgan	07/10/2024	—	(19,224)
7,900,000 CAD	5,783,508 USD	JPMorgan	07/10/2024	—	(17,033)
5,017,308 CHF	5,125,000 EUR	JPMorgan	07/10/2024	—	(13,804)
1,005,189 CHF	875,000 GBP	JPMorgan	07/10/2024	—	(3,519)
250,000 CHF	276,538 USD	JPMorgan	07/10/2024	—	(1,692)
4,338,677 CNH	600,000 USD	JPMorgan	07/10/2024	1,029	—
47,109,218 CNH	6,500,000 USD	JPMorgan	07/10/2024	—	(3,605)
600,000 EUR	511,820 GBP	JPMorgan	07/10/2024	203	—
8,400,000 EUR	7,159,260 GBP	JPMorgan	07/10/2024	—	(5,082)
200,000 EUR	77,990,260 HUF	JPMorgan	07/10/2024	—	(498)
900,000 EUR	3,837,617 PLN	JPMorgan	07/10/2024	—	(4,431)
4,461,829 ILS	1,200,000 USD	JPMorgan	07/10/2024	—	(6,092)
413,269,200 JPY	4,000,000 AUD	JPMorgan	07/10/2024	21,542	—
615,296,950 JPY	5,400,000 CAD	JPMorgan	07/10/2024	30,279	—

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
734,515,420 JPY	4,250,000 CHF	JPMorgan	07/10/2024	32,900	—
338,246,320 JPY	2,000,000 EUR	JPMorgan	07/10/2024	10,696	—
223,224,638 JPY	1,125,000 GBP	JPMorgan	07/10/2024	6,342	—
552,812,500 JPY	5,800,000 NZD	JPMorgan	07/10/2024	30,171	—
462,500,000 JPY	2,962,294 USD	JPMorgan	07/10/2024	4,739	—
38,569,310 NOK	3,375,000 EUR	JPMorgan	07/10/2024	—	(9,854)
45,000,000 NOK	45,281,529 SEK	JPMorgan	07/10/2024	19,484	—
33,778,682 NOK	3,200,000 USD	JPMorgan	07/10/2024	—	(21,114)
17,781,470 NZD	16,400,000 AUD	JPMorgan	07/10/2024	—	(6,686)
5,200,000 NZD	3,173,716 USD	JPMorgan	07/10/2024	—	(22,714)
1,285,688 PLN	300,000 EUR	JPMorgan	07/10/2024	—	(168)
54,617,924 SEK	4,750,000 EUR	JPMorgan	07/10/2024	—	(36,951)
4,012,524 SEK	4,000,000 NOK	JPMorgan	07/10/2024	—	(542)
31,869,132 SEK	3,000,000 USD	JPMorgan	07/10/2024	—	(33,839)
80,589,317 TRY	2,400,000 USD	JPMorgan	07/10/2024	—	(19,128)
2,707,362 USD	2,500,000 EUR	JPMorgan	07/10/2024	9,743	—
5,003,248 USD	3,937,500 GBP	JPMorgan	07/10/2024	15,048	—
400,000 USD	144,098,160 HUF	JPMorgan	07/10/2024	699	—
2,463,744 USD	42,000,000 MXN	JPMorgan	07/10/2024	—	(2,740)
100,000 USD	1,053,052 NOK	JPMorgan	07/10/2024	418	—
122,408 USD	200,000 NZD	JPMorgan	07/10/2024	532	—
200,000 USD	790,904 PLN	JPMorgan	07/10/2024	678	—
3,400,000 USD	13,354,555 PLN	JPMorgan	07/10/2024	—	(11,520)
600,000 USD	810,168 SGD	JPMorgan	07/10/2024	659	—
18,770,315 ZAR	1,000,000 USD	JPMorgan	07/10/2024	3,836	—
3,563,658 AUD	3,919,047 NZD	Morgan Stanley	06/20/2024	36,819	—
1,046,317 AUD	691,685 USD	Morgan Stanley	06/20/2024	—	(4,816)
117,250 EUR	18,959,265 JPY	Morgan Stanley	06/20/2024	—	(6,455)
1,126,119 EUR	13,023,548 NOK	Morgan Stanley	06/20/2024	18,499	—
2,909,851 GBP	3,724,160 USD	Morgan Stanley	06/20/2024	15,972	—
12,099,424 MXN	714,840 USD	Morgan Stanley	06/20/2024	3,562	—
2,676,016 MXN	156,287 USD	Morgan Stanley	06/20/2024	—	(1,025)
24,121,694 NOK	2,099,309 EUR	Morgan Stanley	06/20/2024	—	(19,542)
775,941 NZD	716,575 AUD	Morgan Stanley	06/20/2024	32	—
2,753,193 NZD	2,536,808 AUD	Morgan Stanley	06/20/2024	—	(3,711)
5,747,634 NZD	3,450,748 USD	Morgan Stanley	06/20/2024	—	(82,323)
1,306,323 SEK	124,000 USD	Morgan Stanley	06/20/2024	—	(230)
356,556 SGD	265,000 USD	Morgan Stanley	06/20/2024	910	—
82,037 SGD	60,434 USD	Morgan Stanley	06/20/2024	—	(329)
1,353,922 USD	2,071,189 AUD	Morgan Stanley	06/20/2024	24,807	—
2,532,385 USD	3,465,633 CAD	Morgan Stanley	06/20/2024	11,176	—
378,901 USD	514,788 CAD	Morgan Stanley	06/20/2024	—	(1,078)
1,142,500 USD	169,231,149 JPY	Morgan Stanley	06/20/2024	—	(63,698)
506,963 USD	8,588,577 MXN	Morgan Stanley	06/20/2024	—	(2,074)
124,000 USD	1,320,397 SEK	Morgan Stanley	06/20/2024	1,569	—
774,336 USD	1,033,359 SGD	Morgan Stanley	06/20/2024	—	(8,960)
2,209,427 AUD	2,428,901 NZD	RBC Capital Markets	06/20/2024	22,296	—
1,807,312 EUR	1,943,834 USD	RBC Capital Markets	06/20/2024	—	(18,617)
4,195,554 MXN	250,623 USD	RBC Capital Markets	06/20/2024	3,983	—
776,753 NZD	716,575 AUD	RBC Capital Markets	06/20/2024	—	(468)
1,053,996 SGD	778,838 USD	RBC Capital Markets	06/20/2024	—	(1,823)
71,217 USD	109,612 AUD	RBC Capital Markets	06/20/2024	1,749	—
171,605 USD	234,903 CAD	RBC Capital Markets	06/20/2024	799	—
1,636,192 USD	1,499,951 EUR	RBC Capital Markets	06/20/2024	—	(7,486)
733,964 USD	572,500 GBP	RBC Capital Markets	06/20/2024	—	(4,395)
402,172 USD	6,900,027 MXN	RBC Capital Markets	06/20/2024	3,454	—
442,362 USD	728,237 NZD	RBC Capital Markets	06/20/2024	5,285	—
320,000 AUD	214,472 USD	Standard Chartered	06/20/2024	1,458	—
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
159,730 CAD	116,500 USD	State Street	06/20/2024	—	(732)
5,772,811 EUR	6,334,259 USD	State Street	06/20/2024	65,914	—
2,152,131 MXN	116,500 EUR	State Street	06/20/2024	—	(15)
1,959,336 MXN	116,250 USD	State Street	06/20/2024	1,068	—
4,248,271 MXN	249,000 USD	State Street	06/20/2024	—	(739)
2,673,134 NOK	252,187 USD	State Street	06/20/2024	—	(2,591)
670,751 NZD	619,491 AUD	State Street	06/20/2024	66	—
376,009 NZD	231,809 USD	State Street	06/20/2024	676	—
728,848 NZD	440,051 USD	State Street	06/20/2024	—	(7,972)
514,815 USD	706,574 CAD	State Street	06/20/2024	3,767	—
436,961 USD	343,603 GBP	State Street	06/20/2024	911	—
279,857 USD	219,527 GBP	State Street	06/20/2024	—	(102)
1,164,000 USD	179,389,603 JPY	State Street	06/20/2024	—	(20,440)
665,035 USD	11,493,157 MXN	State Street	06/20/2024	10,602	—
500,037 USD	8,378,792 MXN	State Street	06/20/2024	—	(7,481)
1,563,658 USD	2,098,695 SGD	State Street	06/20/2024	—	(9,222)
345,000 AUD	231,218 USD	TD Securities	06/20/2024	1,562	—
1,046,317 AUD	681,415 USD	UBS	06/20/2024	—	(15,087)
158,388 CAD	116,500 USD	UBS	06/20/2024	253	—
555,435 CAD	407,290 USD	UBS	06/20/2024	—	(365)
677,742 EUR	737,588 USD	UBS	06/20/2024	1,669	—
582,500 EUR	626,370 USD	UBS	06/20/2024	—	(6,132)
523,887 GBP	653,916 USD	UBS	06/20/2024	—	(13,703)
3,950,083 MXN	232,886 USD	UBS	06/20/2024	676	—
2,674,375 MXN	156,287 USD	UBS	06/20/2024	—	(929)
586,250 NZD	352,046 USD	UBS	06/20/2024	—	(8,322)
287,855 USD	394,536 CAD	UBS	06/20/2024	1,710	—
1,626,153 USD	1,502,857 EUR	UBS	06/20/2024	5,708	—
759,798 USD	592,500 GBP	UBS	06/20/2024	—	(4,741)
357,180 USD	586,250 NZD	UBS	06/20/2024	3,187	—
1,568,550 USD	2,110,170 SGD	UBS	06/20/2024	—	(5,614)
Total				1,444,229	(1,479,617)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Copper	9	08/2024	USD	2,259,000	—	(95,833)
3-Month Lead	12	08/2024	USD	681,900	—	(10,518)
3-Month Nickel	2	08/2024	USD	236,520	—	(6,711)
3-Month Zinc	7	08/2024	USD	519,663	—	(16,947)
Australian Dollar	24	06/2024	USD	1,595,160	—	(10,369)
Brent Crude	1	06/2024	USD	81,110	179	—
Brent Crude	4	06/2024	USD	324,440	—	(5,184)
Brent Crude	24	06/2024	USD	1,946,640	—	(110,869)
Brent Crude	3	07/2024	USD	242,610	—	(2,383)
Brent Crude	4	08/2024	USD	322,120	—	(2,404)
British Pound	4	06/2024	USD	318,300	983	—
British Pound	5	06/2024	USD	397,875	503	—
British Pound	75	06/2024	USD	5,968,125	—	(7,582)
CAC40 Index	26	06/2024	EUR	2,078,440	—	(47,667)
CAC40 Index	25	06/2024	EUR	1,998,500	—	(52,837)
Canola	2	07/2024	CAD	26,440	16	—
Canola	2	11/2024	CAD	27,328	194	—
Class III Milk	3	07/2024	USD	116,280	—	(8,867)
Class III Milk	7	07/2024	USD	284,060	6,245	—
Cocoa	7	07/2024	USD	653,170	48,548	—
Cocoa	3	07/2024	USD	279,930	15,183	—

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cocoa	1	12/2024	GBP	61,530	12,940	—
Coffee	15	07/2024	USD	1,250,719	84,572	—
Coffee	10	07/2024	USD	833,813	6,933	—
Coffee	1	07/2024	USD	83,381	—	(2,317)
Coffee	7	09/2024	USD	580,781	5,177	—
Consumer Discretionary Select Sector Index E-mini	4	06/2024	USD	711,920	—	(20,496)
Consumer Staples Select Sector Index E-mini	5	06/2024	USD	389,900	223	—
Copper	30	07/2024	USD	3,451,500	183,568	—
Copper	4	07/2024	USD	460,200	10,955	—
Copper	2	07/2024	USD	230,100	—	(11,338)
Copper	10	07/2024	USD	1,150,500	—	(17,767)
Copper	3	09/2024	USD	755,168	—	(60,655)
Copper	7	09/2024	USD	806,838	17,488	—
Corn	1	07/2024	USD	22,313	—	(115)
Crude Palm Oil	15	08/2024	MYR	1,528,500	7,376	—
Crude Palm Oil	6	09/2024	MYR	610,350	3,621	—
Crude Palm Oil	3	10/2024	MYR	304,500	831	—
DAX Index	5	06/2024	EUR	2,316,375	38,171	—
DAX Index	7	06/2024	EUR	3,242,925	17,998	—
DAX Index Mini	1	06/2024	EUR	92,655	336	—
DJIA Index E-mini	16	06/2024	USD	3,103,280	—	(46,514)
DJIA Index E-mini	22	06/2024	USD	4,267,010	—	(62,754)
DJIA Micro E-mini	1	06/2024	USD	19,396	140	—
Energy Select Sector Index E-mini	2	06/2024	USD	195,280	—	(613)
Euro FX	1	06/2024	USD	135,625	—	(351)
Euro STOXX 50 Index	67	06/2024	EUR	3,339,280	66,149	—
Euro STOXX 50 Index	4	06/2024	EUR	199,360	804	—
Euro STOXX 50 Index	2	06/2024	EUR	89,820	632	—
Euro STOXX 50 Index	50	06/2024	EUR	2,492,000	—	(3,383)
Euro STOXX Banks Index	210	06/2024	EUR	1,541,925	217,575	—
Euro-BTP	36	06/2024	EUR	4,198,320	—	(60,469)
Euro-BTP	12	09/2024	EUR	1,394,640	—	(143)
Euro-Bund	7	06/2024	EUR	905,380	—	(21,566)
FCOJ-A	1	07/2024	USD	65,580	—	(2,087)
Feeder Cattle	4	08/2024	USD	512,800	—	(10,247)
FTSE 100 Index	24	06/2024	GBP	1,988,640	70,577	—
FTSE 100 Index	47	06/2024	GBP	3,894,420	49,764	—
FTSE 100 Index	6	06/2024	GBP	497,160	—	(6,993)
FTSE China A50 Index	34	06/2024	USD	420,308	—	(7,436)
FTSE China A50 Index	100	06/2024	USD	1,236,200	—	(25,330)
FTSE Taiwan Index	27	06/2024	USD	1,941,300	—	(63,941)
FTSE Taiwan Index	33	06/2024	USD	2,372,700	—	(75,055)
FTSE/JSE Top 40 Index	8	06/2024	ZAR	5,660,960	—	(6,685)
FTSE/JSE Top 40 Index	28	06/2024	ZAR	19,813,360	—	(43,649)
FTSE/MIB Index	14	06/2024	EUR	2,420,110	116,586	—
FTSE/MIB Index	16	06/2024	EUR	2,765,840	85,876	—
FTSE/MIB Index Mini	6	06/2024	EUR	207,438	7,031	—
Gas Oil	5	07/2024	USD	367,250	—	(11,831)
Gold	5	02/2025	JPY	59,230,000	5,090	—
Gold	31	04/2025	JPY	367,381,000	31,878	—
Gold 100 oz.	13	08/2024	USD	3,049,540	—	(41,433)
Gold 100 oz.	25	08/2024	USD	5,864,500	—	(251,474)
Gold 100 oz.	9	12/2024	USD	2,152,530	—	(32,575)
Gold E-micro	8	08/2024	USD	187,664	—	(2,770)
Hard Red Winter Wheat	11	07/2024	USD	389,813	10,625	—
Hard Red Winter Wheat	1	07/2024	USD	35,438	—	(591)
Hard Red Winter Wheat	10	09/2024	USD	361,625	12,652	—
Health Care Select Sector Index E-mini	4	06/2024	USD	581,240	224	—
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	14	06/2024	EUR	1,585,206	19,560	—
IBEX 35 Index	14	06/2024	EUR	1,585,206	3,071	—
IBEX 35 Index Mini	5	06/2024	EUR	56,615	—	(209)
IFSC Nifty 50 Index	32	06/2024	USD	1,452,032	—	(26,949)
IFSC Nifty 50 Index	59	06/2024	USD	2,677,184	—	(29,833)
Industrials Select Sector Index	2	06/2024	USD	249,280	937	—
KLCI Index	15	06/2024	MYR	1,202,250	—	(518)
KOSPI 200 Index Mini	11	06/2024	KRW	198,027,500	—	(6,030)
Live Cattle	6	08/2024	USD	428,280	—	(3,977)
Live Cattle	23	08/2024	USD	1,641,740	—	(24,881)
Live Cattle	13	10/2024	USD	940,160	—	(15,729)
Live Cattle	8	12/2024	USD	590,880	—	(9,968)
Live Cattle	5	02/2025	USD	375,150	—	(5,421)
Maize	1	08/2024	EUR	11,263	—	(110)
Materials Select Sector Index E-mini	3	06/2024	USD	291,780	7,116	—
Mexican Peso	150	06/2024	USD	4,408,500	16,089	—
Mexican Peso	3	06/2024	USD	88,170	—	(453)
Mexican Peso	27	06/2024	USD	793,530	—	(5,007)
Milling Wheat	38	09/2024	EUR	492,575	17,921	—
Milling Wheat	25	12/2024	EUR	330,938	7,123	—
MSCI EAFE Index	22	06/2024	USD	2,607,220	48,539	—
MSCI EAFE Index	35	06/2024	USD	4,147,850	12,347	—
MSCI EAFE Index	5	06/2024	USD	592,550	—	(1,874)
MSCI Emerging Markets Index	53	06/2024	USD	2,799,725	—	(51,587)
MSCI Emerging Markets Index	47	06/2024	USD	2,482,775	—	(67,966)
MSCI Singapore Index	40	06/2024	SGD	1,235,600	—	(10,244)
MSCI Singapore Index	44	06/2024	SGD	1,359,160	—	(10,377)
NASDAQ 100 Index E-mini	11	06/2024	USD	4,090,020	30,775	—
NASDAQ 100 Index E-mini	6	06/2024	USD	2,230,920	23,143	—
NASDAQ 100 Index E-mini	2	06/2024	USD	743,640	—	(8,237)
NASDAQ 100 Index Micro E-mini	1	06/2024	USD	37,182	2,052	—
Natural Gas	2	06/2024	USD	51,740	—	(3,633)
New Zealand Dollar	20	06/2024	USD	1,227,800	2,170	—
Nickel	2	09/2024	USD	237,197	—	(12,599)
Nikkei 225 Index	1	06/2024	JPY	38,490,000	4,806	—
Nikkei 225 Index	2	06/2024	USD	386,400	—	(10,202)
Nikkei 225 Index	9	06/2024	JPY	346,410,000	—	(38,064)
Nikkei 225 Index	7	06/2024	JPY	269,430,000	—	(66,576)
Nikkei 225 Index	17	06/2024	JPY	326,910,000	—	(80,382)
Nikkei 225 Index Mini	78	06/2024	JPY	300,222,000	—	(47,508)
OMXS30 Index	76	06/2024	SEK	19,832,200	—	(15,450)
OMXS30 Index	98	06/2024	SEK	25,573,100	—	(25,093)
Platinum	20	07/2024	USD	1,042,000	22,269	—
Platinum	5	07/2024	USD	260,500	—	(2,607)
Platinum	2	02/2025	JPY	5,180,000	—	(570)
Platinum	19	04/2025	JPY	49,276,500	—	(3,783)
Primary Aluminum	9	08/2024	USD	596,813	—	(24,618)
Primary Aluminum	16	09/2024	USD	1,065,988	10,832	—
Rapeseed	15	07/2024	EUR	365,625	16,395	—
Rapeseed	5	10/2024	EUR	123,875	6,286	—
RBOB Gasoline	3	06/2024	USD	304,592	—	(16,668)
RBOB Gasoline	2	07/2024	USD	201,524	—	(20,835)
RBOB Gasoline	2	08/2024	USD	198,736	—	(7,400)
Robusta Coffee	6	07/2024	USD	247,200	10,174	—
Robusta Coffee	1	09/2024	USD	39,870	2,459	—
Rough Rice	10	07/2024	USD	353,400	—	(33,703)
Rubber	5	10/2024	JPY	8,535,000	1,011	—
Russell 2000 Index E-mini	4	06/2024	USD	415,160	—	(5,796)

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	14	06/2024	USD	1,453,060	—	(22,143)
Russell 2000 Index Micro E-Mini	2	06/2024	USD	20,758	317	—
S&P 500 Index E-mini	26	06/2024	USD	6,884,150	123,361	—
S&P 500 Index E-mini	15	06/2024	USD	3,971,625	42,344	—
S&P Mid 400 Index E-mini	6	06/2024	USD	1,795,140	26,862	—
S&P Mid 400 Index E-mini	6	06/2024	USD	1,795,140	3,086	—
S&P Mid 400 Index E-mini	1	06/2024	USD	299,190	—	(3,333)
S&P/TSX 60 Index	21	06/2024	CAD	5,604,480	45,012	—
S&P/TSX 60 Index	12	06/2024	CAD	3,202,560	22,403	—
SGX TSI Iron Ore China 62%	37	07/2024	USD	427,276	—	(10,036)
SGX TSI Iron Ore China 62%	38	07/2024	USD	438,824	—	(20,270)
SGX USD/CNH FX	2	06/2024	CNH	1,450,440	635	—
Silver	17	07/2024	USD	2,587,400	87,628	—
Silver	4	07/2024	USD	608,800	52,318	—
Silver	3	09/2024	USD	461,505	43,815	—
South African Rand	149	06/2024	USD	3,955,950	—	(101,654)
Soybean Meal	18	07/2024	USD	656,460	—	(17,140)
Soybean Meal	30	07/2024	USD	1,094,100	—	(45,830)
Soybean Meal	4	12/2024	USD	143,760	—	(7,519)
SPI 200 Index	27	06/2024	AUD	5,210,325	4,173	—
SPI 200 Index	21	06/2024	AUD	4,052,475	—	(3,643)
STOXX 600 Insurance Index	2	06/2024	EUR	37,980	1,325	—
STOXX 600 Utilities Index	5	06/2024	EUR	95,150	—	(3,164)
STOXX Europe 600 Bank Index	7	06/2024	EUR	71,260	10,175	—
STOXX Europe 600 Index	99	06/2024	EUR	2,566,575	55,597	—
STOXX Europe 600 Index	54	06/2024	EUR	1,399,950	44,440	—
STOXX Europe 600 Index	11	06/2024	EUR	285,175	—	(1,807)
TOPIX Index	15	06/2024	JPY	415,800,000	64,942	—
TOPIX Index	7	06/2024	JPY	194,040,000	40,534	—
TOPIX Index Mini	32	06/2024	JPY	88,704,000	15,260	—
U.S. Dollar Index	19	06/2024	USD	1,987,913	12,772	—
U.S. Treasury 2-Year Note	173	09/2024	USD	35,240,641	—	(13,808)
U.S. Treasury 5-Year Note	377	09/2024	USD	39,885,422	—	(72,496)
Utilities Select Sector Index E-mini	2	06/2024	USD	146,880	9,737	—
Volatility Index	5	07/2024	USD	72,907	—	(2,252)
Wheat	19	07/2024	USD	644,575	9,646	—
Wheat	21	07/2024	USD	712,425	—	(9,065)
Wheat	14	09/2024	USD	489,650	12,507	—
Wheat	8	12/2024	USD	289,400	8,245	—
WIG 20 Index	54	06/2024	PLN	2,690,280	8,681	—
WTI Crude	15	06/2024	USD	1,154,850	—	(68,372)
WTI Crude	1	08/2024	USD	76,400	—	(51)
Yen Denominated Nikkei 225 Index	15	06/2024	JPY	289,762,500	—	(49,655)
Yuan Offshore Renminbi	2	06/2024	CNH	1,451,400	722	—
Zinc	7	09/2024	USD	521,071	—	(29,678)
Total					2,149,255	(2,445,522)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(3)	06/2024	JPY	(42,891,000)	926	—
1-Month SOFR	(10)	10/2024	USD	(3,951,358)	2,445	—
1-Month SOFR	(1)	10/2024	USD	(395,136)	—	(22)
30-Day Fed Funds	(1)	04/2025	USD	(396,803)	1,582	—
3-Month CORRA	(10)	12/2024	CAD	(2,386,375)	1,177	—
3-Month CORRA	(1)	12/2024	CAD	(238,638)	—	(149)
3-Month Euro Euribor	(436)	09/2024	EUR	(105,108,700)	183,486	—
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(125)	03/2025	EUR	(30,234,375)	142,923	—
3-Month Euro Euribor	(3)	06/2025	EUR	(726,638)	—	(194)
3-Month Euro Euribor	(10)	06/2026	EUR	(2,431,125)	308	—
3-Month Euro Euribor	(8)	09/2026	EUR	(1,945,700)	—	(492)
3-Month Euro Euribor	(3)	06/2027	EUR	(730,275)	481	—
3-Month SOFR	(373)	12/2024	USD	(88,419,650)	150,786	—
3-Month SOFR	(4)	03/2025	USD	(950,300)	895	—
3-Month SOFR	(160)	06/2025	USD	(38,098,000)	77,620	—
3-Month SONIA	(129)	12/2024	GBP	(30,631,050)	58,742	—
90-Day AUD Bank Bill	(19)	09/2024	AUD	(18,795,617)	142	—
90-Day AUD Bank Bill	(22)	09/2024	AUD	(21,763,346)	—	(1,913)
90-Day AUD Bank Bill	(8)	03/2025	AUD	(7,915,296)	4,970	—
90-Day AUD Bank Bill	(2)	06/2025	AUD	(1,979,258)	606	—
Australian 10-Year Bond	(73)	06/2024	AUD	(8,224,153)	126,614	—
Australian 10-Year Bond	(15)	06/2024	AUD	(1,689,894)	7,029	—
Australian 10-Year Bond	(57)	06/2024	AUD	(6,421,599)	—	(16,844)
Australian 3-Year Bond	(124)	06/2024	AUD	(13,076,642)	79,693	—
Australian 3-Year Bond	(29)	06/2024	AUD	(3,058,247)	6,397	—
Australian 3-Year Bond	(82)	06/2024	AUD	(8,647,457)	—	(779)
Australian Dollar	(3)	06/2024	USD	(199,395)	—	(688)
Brazilian Real	(30)	06/2024	USD	(570,000)	9,749	—
Brent Crude	(1)	10/2024	USD	(79,790)	1,039	—
Canadian Dollar	(85)	06/2024	USD	(6,238,150)	28,735	—
Canadian Dollar	(6)	06/2024	USD	(440,340)	—	(337)
Canadian Dollar	(36)	06/2024	USD	(2,642,040)	—	(3,655)
Canadian Government 10-Year Bond	(83)	09/2024	CAD	(9,867,040)	11,530	—
Canadian Government 10-Year Bond	(45)	09/2024	CAD	(5,349,600)	10,936	—
Canadian Government 10-Year Bond	(2)	09/2024	CAD	(237,760)	—	(1,060)
Canadian Government 5-Year Bond	(1)	09/2024	CAD	(110,180)	20	—
Cocoa	(1)	07/2024	GBP	(74,440)	—	(957)
Cocoa	(1)	09/2024	USD	(85,860)	—	(8,682)
Corn	(68)	07/2024	USD	(1,517,250)	33,002	—
Corn	(41)	09/2024	USD	(930,700)	34,810	—
Corn	(9)	12/2024	USD	(210,150)	1,854	—
Corn	(22)	12/2024	USD	(513,700)	—	(323)
Cotton	(18)	07/2024	USD	(685,350)	27,006	—
Cotton	(5)	07/2024	USD	(190,375)	2,243	—
Cotton	(2)	12/2024	USD	(75,110)	660	—
Crude Oil E-mini	(4)	06/2024	USD	(153,980)	2,890	—
ECX Emissions EUA	(1)	12/2024	EUR	(74,100)	—	(21,590)
Euro	(1)	06/2024	USD	(67,813)	—	(720)
Euro FX	(76)	06/2024	USD	(10,307,500)	—	(86,911)
Euro FX Micro E-mini	(3)	06/2024	USD	(40,688)	—	(280)
Euro-Bobl	(87)	06/2024	EUR	(10,086,780)	106,621	—
Euro-Bobl	(190)	09/2024	EUR	(21,924,100)	—	(28,110)
Euro-BTP	(8)	06/2024	EUR	(932,960)	7,087	—
Euro-Bund	(39)	06/2024	EUR	(5,044,260)	55,643	—
Euro-Bund	(48)	09/2024	EUR	(6,239,040)	—	(12,316)
Euro-Buxl 30-Year	(8)	06/2024	EUR	(1,011,360)	5,728	—
Euro-Buxl 30-Year	(19)	09/2024	EUR	(2,432,380)	—	(15,045)
Euro-OAT	(39)	06/2024	EUR	(4,864,860)	36,052	—
Euro-OAT	(49)	09/2024	EUR	(6,091,190)	—	(16,535)
Euro-Schatz	(208)	06/2024	EUR	(21,832,720)	136,985	—
Euro-Schatz	(413)	09/2024	EUR	(43,464,120)	—	(23,666)
Gas Oil	(10)	07/2024	USD	(734,500)	20,490	—
Gas Oil	(3)	08/2024	USD	(221,250)	5,547	—
Gas Oil	(4)	09/2024	USD	(296,200)	4,596	—
Gas Oil	(5)	10/2024	USD	(371,625)	5,495	—

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Indian Rupee	(1)	06/2024	USD	(59,900)	51	—
Japanese 10-Year Government Bond	(20)	06/2024	JPY	(2,859,800,000)	48,892	—
Japanese Yen	(137)	06/2024	USD	(10,914,619)	750,654	—
Japanese Yen	(6)	06/2024	USD	(478,013)	23,656	—
Korea 3-Year Bond	(296)	06/2024	KRW	(30,863,920,000)	1,978	—
Lean Hogs	(10)	07/2024	USD	(388,500)	11,357	—
Lean Hogs	(1)	08/2024	USD	(38,600)	—	(432)
Lean Hogs	(3)	08/2024	USD	(115,800)	—	(791)
Lean Hogs	(2)	10/2024	USD	(66,320)	326	—
Long Gilt	(42)	09/2024	GBP	(4,045,440)	34,610	—
Long Gilt	(1)	09/2024	GBP	(96,320)	1,088	—
Long Gilt	(12)	09/2024	GBP	(1,155,840)	—	(7,534)
Lumber	(1)	07/2024	USD	(13,956)	218	—
Milling Wheat	(2)	03/2025	EUR	(26,625)	—	(4,333)
Natural Gas	(3)	06/2024	USD	(77,610)	1,072	—
Natural Gas	(5)	06/2024	USD	(129,350)	—	(419)
Natural Gas	(5)	06/2024	GBP	(126,837)	1,748	—
Natural Gas	(1)	08/2024	USD	(26,510)	2,098	—
Natural Gas	(1)	09/2024	USD	(27,440)	—	(2,192)
New Zealand Dollar	(1)	06/2024	USD	(61,390)	—	(316)
NY Harbor ULSD Heat Oil	(4)	06/2024	USD	(400,546)	16,310	—
NY Harbor ULSD Heat Oil	(7)	06/2024	USD	(700,955)	5,412	—
NY Harbor ULSD Heat Oil	(4)	07/2024	USD	(403,805)	15,865	—
NY Harbor ULSD Heat Oil	(5)	08/2024	USD	(508,620)	18,089	—
NY Harbor ULSD Heat Oil	(3)	09/2024	USD	(306,785)	13,032	—
Palladium	(2)	09/2024	USD	(182,580)	12,637	—
RBOB Gasoline	(3)	06/2024	USD	(304,592)	3,535	—
Real Estate Select Sector Index E-mini	(1)	06/2024	USD	(46,475)	—	(939)
Short Term Euro-BTP	(151)	06/2024	EUR	(15,877,650)	38,740	—
Short Term Euro-BTP	(75)	09/2024	EUR	(7,873,500)	—	(422)
South African Rand	(1)	06/2024	USD	(26,550)	349	—
South Korean Won	(13)	06/2024	USD	(235,040)	2,755	—
Soybean	(18)	07/2024	USD	(1,084,500)	1,373	—
Soybean	(10)	07/2024	USD	(602,500)	—	(6,374)
Soybean	(29)	11/2024	USD	(1,717,525)	—	(52,552)
Soybean	(20)	01/2025	USD	(1,197,500)	—	(15,082)
Soybean Oil	(21)	07/2024	USD	(573,552)	—	(20,302)
Soybean Oil	(32)	07/2024	USD	(873,984)	—	(35,002)
Soybean Oil	(10)	12/2024	USD	(276,360)	—	(520)
Soybean Oil	(6)	01/2025	USD	(166,284)	—	(1,045)
Sugar #11	(140)	06/2024	USD	(2,869,440)	127,003	—
Sugar #11	(29)	06/2024	USD	(594,384)	36,907	—
Sugar #11	(20)	09/2024	USD	(409,696)	42,841	—
Sugar #11	(12)	02/2025	USD	(249,446)	26,047	—
Sugar #11	(6)	04/2025	USD	(122,237)	9,832	—
Swedish Krona	(12)	06/2024	USD	(2,280,720)	—	(82,984)
Swiss Franc	(66)	06/2024	USD	(9,153,788)	134,217	—
Swiss Franc	(1)	06/2024	USD	(138,694)	—	(1,320)
Swiss Franc	(11)	06/2024	USD	(1,525,631)	—	(6,910)
Thai SET50 Index	(328)	06/2024	THB	(54,152,800)	19,561	—
U.S. Long Bond	(31)	09/2024	USD	(3,597,938)	23,657	—
U.S. Long Bond	(26)	09/2024	USD	(3,017,625)	23,262	—
U.S. Long Bond	(18)	09/2024	USD	(2,089,125)	15,584	—
U.S. Long Bond	(2)	09/2024	USD	(232,125)	—	(4)
U.S. Treasury 10-Year Note	(85)	09/2024	USD	(9,247,734)	58,037	—
U.S. Treasury 10-Year Note	(71)	09/2024	USD	(7,724,578)	3,324	—
U.S. Treasury 10-Year Note	(5)	09/2024	USD	(543,984)	—	(2,814)
U.S. Treasury 10-Year Note	(44)	09/2024	USD	(4,787,063)	—	(6,919)
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(235)	09/2024	USD	(47,870,235)	28,004	—
U.S. Treasury 2-Year Note	(171)	09/2024	USD	(34,833,235)	6,817	—
U.S. Treasury 5-Year Note	(154)	09/2024	USD	(16,292,719)	60,700	—
U.S. Treasury 5-Year Note	(111)	09/2024	USD	(11,743,453)	16,876	—
U.S. Treasury 5-Year Note	(1)	09/2024	USD	(105,797)	—	(264)
U.S. Treasury Ultra 10-Year Note	(58)	09/2024	USD	(6,497,813)	41,776	—
U.S. Treasury Ultra 10-Year Note	(124)	09/2024	USD	(13,891,875)	30,764	—
U.S. Treasury Ultra 10-Year Note	(45)	09/2024	USD	(5,041,406)	18,272	—
U.S. Treasury Ultra 10-Year Note	(8)	09/2024	USD	(896,250)	—	(4,150)
U.S. Treasury Ultra Bond	(49)	09/2024	USD	(5,999,438)	74,165	—
U.S. Treasury Ultra Bond	(22)	09/2024	USD	(2,693,625)	26,552	—
U.S. Treasury Ultra Bond	(21)	09/2024	USD	(2,571,188)	22,570	—
U.S. Treasury Ultra Bond	(4)	09/2024	USD	(489,750)	—	(5,006)
Volatility Index	(11)	06/2024	USD	(151,686)	4,096	—
Volatility Index Mini	(1)	06/2024	USD	(1,379)	—	(31)
White Sugar #5	(11)	07/2024	USD	(297,935)	10,778	—
White Sugar #5	(2)	09/2024	USD	(51,870)	5,488	—
WTI Crude	(7)	06/2024	USD	(538,930)	8,963	—
WTI Crude	(5)	06/2024	USD	(384,950)	3,522	—
WTI Crude	(1)	07/2024	USD	(76,730)	39	—
WTI Crude	(1)	08/2024	USD	(76,400)	138	—
WTI Crude	(1)	09/2024	USD	(75,990)	—	(51)
WTI Crude	(4)	11/2024	USD	(300,680)	2,234	—
Total					3,283,411	(499,976)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.520%	Receives Annually, Pays Annually	Citi	12/20/2053	USD	808,000	60,048	—	—	60,048	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	5.330%
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $124,235,671, which represents 25.93% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $1,799,458, which represents 0.38% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2024.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Non-income producing investment.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2024.

(k)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Notes to Consolidated Portfolio of Investments (continued)
(m)	Perpetual security with no specified maturity date.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Income from this security may be subject to alternative minimum tax.
(p)	Represents a security purchased on a forward commitment basis.
(q)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2024, the total market value of these securities amounted to $496,714, which represents 0.10% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Abiomed, Inc., CVR	12/21/2022	15,541	—	27,197
Albireo Pharma, Inc., CVR	01/09/2023-01/23/2023	37,853	80,907	91,635
Cincor Pharma, Inc.	01/09/2023-02/23/2023	44,405	135,473	153,357
Concert Pharmaceuticals, Inc., CVR	01/19/2023-03/02/2023	173,147	63,478	72,081
Resolute Forest Products, Inc.	07/06/2022-12/29/2022	76,222	101,179	152,444
			381,037	496,714

(r)
The stated interest rate represents the weighted average interest rate at May 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(s)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(t)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	208,710,318	279,129,063	(330,643,456)	(8,270)	157,187,655	16,984	5,943,037	157,219,099
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
BNY	Bank of New York
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2024 (Unaudited)
Currency Legend (continued)
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Multi-Manager Alternative Strategies Fund  | 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT100_08_P01_(07/24)